[LOGO] Merrill Lynch  Investment Managers

      Semi-Annual Report

      June 30, 2001

      Merrill Lynch
      Small Cap
      Index Fund

      Merrill Lynch Index Funds, Inc.

      www.mlim.ml.com

Merrill Lynch Small Cap Index Fund

Officers and Directors

Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Jr., Senior Vice President
Gregory Mark Maunz, Senior Vice President
Eric S. Mitofsky, Senior Vice President and Portfolio Manager
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

DEAR SHAREHOLDER

Nearly all industry groups contributed to a broad-based rally that propelled the unmanaged Russell 2000 Index to a total return of +14.29% for the second quarter of 2001, and a return of +6.85% for the first half of the year. Three continuous months of gains from April to June pushed the Russell 2000 Index back above the 500 level by June 29, 2001, after bottoming out at 426 on April 4, 2001. These gains more than offset the -6.51% return that the Russell 2000 Index produced during the first quarter of 2001, where, despite a strong showing in January, the market was once again under pressure from tumbling prices within the technology sector. The declines in technology stocks combined with double-digit percentage declines in the health care sector during February and March 2001 set the tone for yet another down leg in the Russell 2000 Index, which ended the first quarter at 450.53.

In the first half of 2001, strong returns in consumer stocks, transportation and financial services sectors within the Russell 2000 Index more than offset broad weakness in technology, utilities and health care. After the Russell 2000 Index finished the year 2000 at 483.53, performance was basically choppy and volatile for the first half of 2001, as the market reacted to the US economy's diminished prospects for corporate earnings and the Federal Reserve Board's aggressive reductions in short-term interest rates. During most of the first six months of 2001, the Russell 2000 Index was caught in a range between 450 and 500.

Portfolio Matters

The investment objective of the Fund is to seek to replicate the return of the Russell 2000 Index before expenses. The Fund seeks to achieve its objective by investing all of its assets in Master Small Cap Index Series. There are two principal investments made by the Series in its attempt to replicate the returns of the benchmark Russell 2000 Index. The primary investment is an underlying equity portfolio in which most of the assets are placed. In addition, the Series maintains a long position in Russell 2000 futures contracts that are used as a mechanism to invest daily cash inflows. The Series uses these futures as a way to maintain a pool of liquidity should the need for cash arise in the event of Fund redemptions.

At June 30, 2001, the Series had an equity portfolio valued at $201.6 million, which represents more than 91.3% of total net assets. In addition, the Series held a long position of Russell 2000 futures contracts with an underlying value of $22.0 million.

Russell reconstitutes all of its Indexes (Russell 1000, 2000 and 3000) annually at the end of June in order to reflect the new market capitalization weightings of all potential constituents. The rebalanced weightings are based on market capitalization data from the end of May. Master Small Cap Index Series was rebalanced through a series of market trades and cross trades to ensure its ability to correctly replicate the newly revised Index. In this year's rebalance trade, the Series undertook trades involving the purchase (and sale) of approximately $200.4 million of its equity portfolio.

Performance Results

For the six months ended June 30, 2001, Merrill Lynch Small Cap Index Fund's Class A and Class D Shares had total returns of +6.41% and +6.22%, respectively. Since inception (April 9, 1997) through June 30, 2001, the Fund's Class A and Class D Shares had total returns of +54.33% and +52.76%, respectively. The Russell 2000 Index produced a total return of +6.85% for the first half of 2001 and +57.70% for the period April 30, 1997 to June 30, 2001. (Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

In Conclusion

We thank you for your investment in Merrill Lynch Small Cap Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

August 10, 2001

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative and management fees, respectively. Without such waivers, the Fund's performance would have been lower.


                                      2 & 3

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

PERFORMANCE DATA (concluded)

Recent Performance Results

                                              6 Month      12 Month    Since Inception
As of June 30, 2001                        Total Return  Total Return   Total Return
=======================================================================================
ML Small Cap Index Fund Class A Shares*       +6.41%        +0.35%         +54.33%
---------------------------------------------------------------------------------------
ML Small Cap Index Fund Class D Shares*       +6.22         +0.10          +52.76
---------------------------------------------------------------------------------------
Russell 2000 Index**                          +6.85         +0.57          +57.57
=======================================================================================

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/30/97.

Average Annual Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
One Year Ended 6/30/01                                                   + 0.35%
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/01                                      +10.82
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
One Year Ended 6/30/01                                                   + 0.10%
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/01                                      +10.55
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX FUND      As of June 30, 2001
=========================================================================================
Assets:         Investment in Master Small Cap Index Series,
                  at value (identified cost--$107,063,846) ...              $ 108,005,390
                Receivable from administrator ................                      5,658
                Prepaid registration fees and other assets ...                     27,527
                                                                            -------------
                Total assets .................................                108,038,575
                                                                            -------------
=========================================================================================
Liabilities:    Payables:
                   Administrator .............................  $  23,427
                   Distributor ...............................     13,595          37,022
                                                                ---------
                Accrued expenses and other liabilities .......                     71,658
                                                                            -------------
                Total liabilities ............................                    108,680
                                                                            -------------
=========================================================================================
Net Assets:     Net assets ...................................              $ 107,929,895
                                                                            =============
=========================================================================================
Net Assets      Class A Shares of Common Stock, $.0001 par
Consist of:       value, 125,000,000 shares authorized .......              $         339
                Class D Shares of Common Stock, $.0001 par
                  value, 125,000,000 shares authorized .......                        632
                Paid-in capital in excess of par .............                107,183,734
                Undistributed investment income--net .........                    421,496
                Accumulated distributions in excess of
                  realized capital gains on investments from
                  the Series--net ............................                   (617,850)
                Unrealized appreciation on investments from
                  the Series--net ............................                    941,544
                                                                            -------------
                Net assets ...................................              $ 107,929,895
                                                                            =============
=========================================================================================
Net Asset       Class A--Based on net assets of $37,746,839
Value:            and 3,393,423 shares outstanding ...........              $       11.12
                                                                            =============
                Class D--Based on net assets of $70,183,056
                  and 6,321,309 shares outstanding ...........              $       11.10
                                                                            =============
=========================================================================================

See Notes to Financial Statements.


                                      4 & 5

                               Merrill Lynch Small Cap Index Fund, June 30, 2001


STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX FUND           For the Six Months Ended June 30, 2001
================================================================================================================
Investment Income:   Investment income allocated from the Series ....................                $   779,333
                     Expenses allocated from the Series .............................                    (55,293)
                                                                                                     -----------
                     Net investment income from the Series ..........................                    724,040
                                                                                                     -----------
================================================================================================================
Expenses:            Administration fees ............................................   $ 144,888
                     Account maintenance fees--Class D ..............................      81,253
                     Printing and shareholder reports ...............................      38,180
                     Registration fees ..............................................      27,005
                     Professional fees ..............................................      22,363
                     Transfer agent fees ............................................       8,931
                     Directors' fees and expenses ...................................       1,109
                     Other ..........................................................       2,036
                                                                                        ---------
                     Total expenses before reimbursement ............................     325,765
                     Reimbursement of expenses ......................................     (49,998)
                                                                                        ---------
                     Total expenses after reimbursement .............................                    275,767
                                                                                                     -----------
                     Investment income--net .........................................                    448,273
                                                                                                     -----------
================================================================================================================
Realized &           Realized gain on investments from the Series--net ..............                    630,350
Unrealized           Change in unrealized appreciation/depreciation
Gain from the          on investments from the Series--net ..........................                  5,265,181
Series--Net:                                                                                         -----------
                     Net Increase in Net Assets Resulting from Operations ...........                $ 6,343,804
                                                                                                     ===========
================================================================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                     For the Six      For the
SMALL CAP                                                                        Months Ended    Year Ended
INDEX FUND           Increase (Decrease) in Net Assets:                          June 30, 2001  Dec. 31, 2000
=============================================================================================================
Operations:          Investment income--net ...................................   $    448,273   $  1,368,469
                     Realized gain on investments from the Series--net ........        630,350      5,966,986
                     Change in unrealized appreciation/depreciation on
                       investments from the Series--net .......................      5,265,181    (12,660,631)
                                                                                  ------------   ------------
                     Net increase (decrease) in net assets resulting
                       from operations ........................................      6,343,804     (5,325,176)
                                                                                  ------------   ------------
=============================================================================================================
Dividends &          Investment income--net:
Distributions to        Class A ...............................................             --       (614,232)
Shareholders:           Class D ...............................................             --       (767,683)
                     In excess of investment income--net:
                        Class A ...............................................             --        (11,898)
                        Class D ...............................................             --        (14,870)
                     Realized gain on investments from the Series--net:
                        Class A ...............................................             --     (2,841,717)
                        Class D ...............................................             --     (4,245,305)
                     In excess of realized gain on investments from the
                        Series--net:
                        Class A ...............................................             --       (500,503)
                        Class D ...............................................             --       (747,713)
                                                                                  ------------   ------------
                     Net decrease in net assets resulting from dividends
                       and distributions to shareholders ......................             --     (9,743,921)
                                                                                  ------------   ------------
=============================================================================================================
Capital Share        Net increase in net assets derived from capital
Transactions:          share transactions .....................................      1,986,164     38,118,310
                                                                                  ------------   ------------
=============================================================================================================
Net Assets:          Total increase in net assets .............................      8,329,968     23,049,213
                     Beginning of period ......................................     99,599,927     76,550,714
                                                                                  ------------   ------------
                     End of period* ...........................................   $107,929,895   $ 99,599,927
                                                                                  ============   ============
=============================================================================================================
                   * Undistributed (accumulated distributions in excess of)
                       investment income--net .................................   $    421,496   $    (26,777)
                                                                                  ============   ============
=============================================================================================================

See Notes to Financial Statements.


                                      6 & 7

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

FINANCIAL HIGHLIGHTS

                                                                                                  Class A
                                                                         ----------------------------------------------------------
                    The following per share data and ratios have been      For the                                       For the
                    derived from information provided in the financial   Six Months           For the Year Ended         Period
MERRILL LYNCH       statements.                                             Ended                December 31,         April 9, 1997+
SMALL CAP                                                                 June 30,     -----------------------------   to Dec. 31,
INDEX FUND          Increase (Decrease) in Net Asset Value:                  2001         2000       1999       1998       1997
===================================================================================================================================
Per Share           Net asset value, beginning of period ................  $ 10.45      $ 11.78    $ 10.27    $ 12.28    $ 10.00
Operating           Investment income--net ..............................      .05@@        .16        .15        .13        .10
Performance:        Realized and unrealized gain (loss) on investments
                      from the Series--net ..............................      .62         (.43)      1.94       (.59)      2.60
                                                                           -------      -------    -------    -------    -------
                    Total from investment operations ....................      .67         (.27)      2.09       (.46)      2.70
                                                                           -------      -------    -------    -------    -------
                    Less dividends and distributions:
                       Investment income--net ...........................       --         (.17)      (.14)      (.13)      (.10)
                       In excess of investment income--net ..............       --           --@        --       (.01)        --@
                       Realized gain on investments from the Series--net        --         (.76)      (.44)     (1.41)      (.32)
                       In excess of realized gain on investments from
                         the Series--net ...... .........................       --         (.13)        --         --         --
                                                                           -------      -------    -------    -------    -------
                    Total dividends and distributions ...................       --        (1.06)      (.58)     (1.55)      (.42)
                                                                           -------      -------    -------    -------    -------
                    Net asset value, end of period ......................  $ 11.12      $ 10.45    $ 11.78    $ 10.27    $ 12.28
                                                                           =======      =======    =======    =======    =======
===================================================================================================================================
Total Investment    Based on net asset value per share ..................    6.41%+++    (2.41%)    20.79%     (3.14%)    27.04%+++
Return:                                                                    =======      =======    =======    =======    =======
===================================================================================================================================
Ratios to Average   Expenses, net of reimbursement++ ....................     .50%*        .49%       .50%       .50%       .52%*
Net Assets:                                                                =======      =======    =======    =======    =======
                    Expenses++ ..........................................     .61%*        .60%       .61%       .84%      1.00%*
                                                                           =======      =======    =======    =======    =======
                    Investment income--net ..............................    1.06%*       1.51%      1.50%      1.14%      1.45%*
                                                                           =======      =======    =======    =======    =======
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ............  $37,747      $35,544    $30,911    $18,122    $26,478
Data:                                                                      =======      =======    =======    =======    =======
===================================================================================================================================

                                                                                                  Class D
                                                                         ----------------------------------------------------------
                    The following per share data and ratios have been      For the                                       For the
                    derived from information provided in the financial   Six Months           For the Year Ended         Period
MERRILL LYNCH       statements.                                             Ended                December 31,         April 9, 1997+
SMALL CAP                                                                  June 30,     -----------------------------   to Dec. 31,
INDEX FUND          Increase (Decrease) in Net Asset Value:                  2001         2000       1999       1998       1997
===================================================================================================================================
Per Share           Net asset value, beginning of period ................  $ 10.45      $ 11.77    $ 10.27    $ 12.28    $ 10.00
Operating                                                                  -------      -------    -------    -------    -------
Performance:        Investment income--net ..............................      .04@@        .14        .12        .11        .09
                    Realized and unrealized gain (loss) on investments
                      from the Series--net ..............................      .61         (.43)      1.94       (.60)      2.60
                                                                           -------      -------    -------    -------    -------
                    Total from investment operations ....................      .65         (.29)      2.06       (.49)      2.69
                                                                           -------      -------    -------    -------    -------
                    Less dividends and distributions:
                       Investment income--net ...........................       --         (.14)      (.12)      (.11)      (.09)
                       In excess of investment income--net ..............       --           --@        --         --@        --@
                       Realized gain on investments from the
                         Series--net ....................................       --         (.76)      (.44)     (1.41)      (.32)
                       In excess of realized gain on investments from
                         the Series--net ................................       --         (.13)        --         --         --
                                                                           -------      -------    -------    -------    -------
                    Total dividends and distributions ...................       --        (1.03)      (.56)     (1.52)      (.41)
                                                                           -------      -------    -------    -------    -------
                    Net asset value, end of period ......................  $ 11.10      $ 10.45    $ 11.77    $ 10.27    $ 12.28
                                                                           =======      =======    =======    =======    =======
===================================================================================================================================
Total Investment    Based on net asset value per share ..................    6.22%+++    (2.56%)    20.45%     (3.41%)    26.87%+++
Return:                                                                    =======      =======    =======    =======    =======
===================================================================================================================================
Ratios to Average   Expenses, net of reimbursement++ ....................     .75%*        .74%       .74%       .75%       .77%*
Net Assets:                                                                =======      =======    =======    =======    =======
                    Expenses++ ..........................................     .86%*        .85%       .86%      1.09%      1.25%*
                                                                           =======      =======    =======    =======    =======
                    Investment income--net ..............................     .81%*       1.26%      1.24%       .88%      1.20%*
                                                                           =======      =======    =======    =======    =======
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ............  $70,183      $64,056    $45,640    $30,941    $38,778
Data:                                                                      =======      =======    =======    =======    =======
===================================================================================================================================

  *   Annualized.
  +   Commencement of operations.
 ++   Includes the Fund's share of the Series' allocated expenses.
+++   Aggregate total investment return.
  @   Amount is less than $.01 per share.
 @@   Based on average shares outstanding.

      See Notes to Financial Statements.


                                      8 & 9

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH SMALL CAP INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Series owned by the Fund at June 30, 2001 was 48.9%. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have extensive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L. P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2001, FAM earned fees of $144,888, of which $49,998 were voluntarily waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a division of Princeton Funds Distributor, Inc ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 2001 were $8,188,981 and $6,434,080, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions were $1,986,164 and $38,118,310 for the six months ended June 30, 2001 and for the year ended December 31, 2000, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 2001                                   Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................       801,169     $  8,353,782
Shares redeemed ................................      (808,138)      (8,371,591)
                                                    ----------     ------------
Net decrease ...................................        (6,969)    $    (17,809)
                                                    ==========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year Ended                                     Dollar
December 31, 2000                                     Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................     3,157,931     $ 39,058,107
Shares issued to shareholders in reinvestment of
dividends and distributions ....................       345,455        3,630,731
                                                    ----------     ------------
Total issued ...................................     3,503,386       42,688,838
Shares redeemed ................................    (2,728,080)     (31,864,699)
                                                    ----------     ------------
Net increase ...................................       775,306     $ 10,824,139
                                                    ==========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended June 30, 2001                                   Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................       910,729     $  9,525,026
Shares redeemed ................................      (721,312)      (7,521,053)
                                                    ----------     ------------
Net increase ...................................       189,417     $  2,003,973
                                                    ==========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year Ended                                     Dollar
December 31, 2000                                     Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................     3,137,819     $ 38,277,700
Shares issued to shareholders in reinvestment of
dividends and distributions ....................       492,163        5,172,636
                                                    ----------     ------------
Total issued ...................................     3,629,982       43,450,336
Shares redeemed ................................    (1,377,008)     (16,156,165)
                                                    ----------     ------------
Net increase ...................................     2,252,974     $ 27,294,171
                                                    ==========     ============
--------------------------------------------------------------------------------


                                     10 & 11

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

         Master Small Cap Index Series
         =======================================================================
                                                            Shares
         Issue                                               Held        Value
================================================================================
Common   + 1-800 CONTACTS, INC.                              1,200  $     29,748
Stocks   + 1-800-FLOWERS.COM, Inc.                           1,224        18,164
           1st Source Corporation                            2,440        68,320
         + 3 Dimensional Pharmaceuticals, Inc.                 600         5,766
         + 3D Systems Corporation                            2,500        42,500
         + the 3DO Company                                   9,496        69,131
         + 3TEC Energy Corporation                           4,100        65,600
         + 4Kids Entertainment, Inc.                         1,997        38,243
         + 7-Eleven, Inc.                                    5,600        63,000
         + 99 Cents Only Stores                              5,991       179,430
         + II-VI Incorporated                                2,394        41,895
           A. Schulman, Inc.                                 7,002        94,527
           A.M. Castle & Company                               500         6,740
           A.O. Smith Corporation                            3,167        56,689
           AAR Corp.                                         5,791        99,026
         + ABIOMED, Inc.                                     3,895        91,844
           ABM Industries, Inc.                              4,224       157,344
         + ACT Manufacturing, Inc.                           3,300        36,102
         + ACTV, Inc.                                        9,766        32,521
         + ADE Corporation                                   1,817        34,523
         + ADVO Systems, Inc.                                4,510       154,017
         + AFC Enterprises, Inc.                             1,600        30,640
           AGCO Corporation                                 15,754       144,149
           AGL Resources Inc.                               13,030       309,462
         + AMC Entertainment Inc.                            3,600        46,800
           AMCOL International Corporation                   4,783        28,698
           AMCORE Financial, Inc.                            6,212       149,336
           AMETEK, Inc.                                      7,884       240,856
         + ANADIGICS, Inc.                                   7,780       178,940
         + ANC Rental Corporation                            9,000        27,000
         + ANSYS, Inc.                                       4,100        76,752
         + ANTEC Corporation                                 7,000        86,800
         + APAC Customer Services Inc.                       5,682        18,012
         + ARIAD Pharmaceuticals, Inc.                       7,294        36,981
         + AT&T Latin America Corp. (Class A)               13,000        64,740
         + ATMI, Inc.                                        6,148       184,440
         + ATP Oil & Gas Corporation                           300         3,372
         + ATS Medical, Inc.                                 5,187        78,116
         + AVANIR Pharmaceuticals (Class A)                 12,200        75,640
         + AVANT Immunotherapeutics, Inc.                   13,237        74,789
         + AVI BioPharma, Inc.                               4,300        33,325
         + AXT, Inc.                                         4,630       123,621
         + aaiPharma Inc.                                    1,600        25,104
           Aaron Rents, Inc.                                 3,349        56,933
         + Acacia Research Corporation                       3,665        61,902
           Acadia Realty Trust                               6,600        46,068
         + Acclaim Entertainment Inc.                       12,200        59,536
         + Accredo Health, Incorporated                      6,202       230,652
         + The Ackerley Group, Inc.                          2,342        26,254
         + Aclara Biosciences Inc.                           7,541        58,518
         + Actel Corp.                                       5,347       131,269
         + Action Performance Companies, Inc.                3,600        90,000
         + Active Power, Inc.                                6,800       113,424
         + Activision, Inc.                                  3,800       149,150
         + Actrade Financial Technologies, Ltd.              2,100        49,644
         + Actuate Corporation                              11,230       107,246
         + Adaptec, Inc.                                    22,400       222,656
         + Adelphia Business Solutions, Inc.                 6,729        27,589
         + Administaff, Inc.                                 5,358       139,308
         + Adolor Corporation                                7,000       151,200
         + Adtran, Inc.                                      4,500        92,250
         + Advanced Digital Information Corporation         12,534       216,838
         + Advanced Energy Industries, Inc.                  4,394       181,340
           Advanced Marketing Services, Inc.                 2,181        45,474
         + Advanced Neuromodulation Systems, Inc.            1,200        31,200
         + Advanced Tissue Sciences, Inc.                   14,050        70,250
           Advanta Corp.                                     5,529        88,464
         + Aeroflex Incorporated                            14,364       150,822
         + Aether Systems, Inc.                              6,200        54,870
         + Affiliated Managers Group, Inc.                   5,318       327,057
         + Agile Software Corporation                        6,700       113,900
           Airborne, Inc.                                   12,743       147,691
         + Airgas, Inc.                                     12,013       142,955
         + AirGate PCS, Inc.                                 2,810        64,630
         + AirTran Holdings, Inc.                           12,720       130,380
         + Akamai Technologies, Inc.                        15,300       140,377
         + Aksys, Ltd.                                       3,200        33,248
           Alabama National BanCorporation                   2,161        70,124
         + Alamosa Holdings, Inc.                           16,584       270,319
         + Alaska Air Group, Inc.                            6,012       173,747
         + Alaska Communications Systems Holdings, Inc.      3,874        35,447
         + Albany International Corp. (Class A)              3,553        67,152
         + Albany Molecular Research, Inc.                   5,024       190,962
           Albemarle                                         6,129       142,009
           Alexander & Baldwin, Inc.                        10,344       266,358
         + Alexander's, Inc.                                   367        22,057
           Alexandria Real Estate Equities, Inc.             3,156       125,609
         + Alexion Pharmaceuticals, Inc.                     4,209       101,016
           Alfa Corporation                                  9,332       230,500
           Alico, Inc.                                       1,300        41,678
         + Align Technology, Inc.                            2,200        17,248
         + Allen Telecom Inc.                                6,133        91,995
         + Alliance Fiber Optic Products, Inc.               1,300         6,175
         + Alliance Gaming Corporation                       2,000        78,540
         + Alliance Semiconductor Corporation                6,272        75,389
         + Alliant Techsystems Inc.                          3,418       307,278
         + Alloy Online, Inc.                                2,700        38,637
         + Allscripts Healthcare Solutions, Inc.             9,059        81,531
         + Alpha Industries, Inc.                           10,700       316,185
           Alpharma, Inc. (Class A)                          6,825       185,981
           Ambassadors International, Inc.                   1,100        27,170
         + Amerco                                            2,351        52,427
         + America West Holdings Corporation (Class B)       8,071        80,468
         + American Axle & Manufacturing Holdings, Inc.      1,817        30,889
           American Capital Strategies, Ltd.                 5,989       168,051
           American Financial Holdings, Inc.                 7,172       169,259
           American Greetings Corporation (Class A)         16,620       182,820
         + American Healthways, Inc.                         1,900        73,188
         + American Italian Pasta Company (Class A)          3,767       174,789
         + American Management Systems, Incorporated        10,000       236,000
         + American Medical Systems Holdings, Inc.           6,100        93,635
         + American Online Latin America, Inc. (Class A)     4,400        39,556
         + American Physicians Capital, Inc.                 3,500        68,250
           American States Water Company                     2,448        83,232
         + American Superconductor Corporation               4,462       115,120
           American Woodmark Corporation                     1,600        61,472
         + AmeriPath, Inc.                                   5,933       173,837
         + Ameristar Casinos, Inc.                             200         3,200
           Ameron International Corporation                  1,100        73,425
           AmerUs Group Co.                                  7,200       255,384
           Amli Residential Properties Trust                 2,840        69,864
         + AmSurg Corp. (Series A)                           5,100       150,705
         + Amtran, Inc.                                        200         4,378
         + Amylin Pharmaceuticals, Inc.                     13,425       151,031
           Analogic Corporation                              1,590        72,424
         + Anaren Microwave, Inc.                            5,085       101,700
           Anchor Bancorp, Inc.                              5,064        80,518
         + Anchor Gaming                                     3,313       214,086
           Andover Bancorp, Inc.                             1,731        86,983
         + Andrew Corporation                               19,500       359,775
         + Anixter International Inc.                        6,246       191,752
           Annaly Mortgage Management Inc.                  11,700       160,407
         + AnnTaylor Stores Corporation                      5,794       207,425
         + Ansoft Corporation                                  700        11,900
         + AnswerThink Consulting Group, Inc.               10,219       102,088
           Anthracite Capital, Inc.                          8,900        98,345
         + Antigenics Inc.                                   3,801        75,070
         + Aphton Corporation                                3,958        86,680
           Apogee Enterprises, Inc.                          5,600        69,944
           Applebee's International, Inc.                    8,020       160,480
         + Applica Incorporated                              4,522        35,995
           Applied Industrial Technologies, Inc.             4,231        80,177
         + Applied Innovation Inc.                           1,000         8,350
         + Applied Molecular Evolution                       3,200        39,936
         + Apria Healthcare Group Inc.                       9,662       278,749
           AptarGroup, Inc.                                  7,748       251,268
         + Arbitron Inc.                                     6,539       157,590
           Arch Chemicals, Inc.                              4,156        90,725
           Arctic Cat Inc.                                   3,919        56,826
         + Arden Group, Inc. (Class A)                         700        33,600
           Area Bancshares Corporation                       2,715        44,798
         + AremisSoft Corporation                            4,210        68,202
         + Arena Pharmaceuticals, Inc.                       3,900       118,911
           Argonaut Group, Inc.                              4,366        87,757
         + Argosy Gaming Company                             5,085       141,160
         + Arkansas Best Corporation                         4,740       109,257
         + Armor Holdings, Inc.                              3,116        46,740
         + Armstrong Holdings, Inc.                          6,616        23,487
           Arnold Industries, Inc.                           3,916        75,814
         + ArQule, Inc.                                      5,000       108,300
         + Array BioPharma Inc.                              2,200        20,020
           Arrow Financial Corporation                       2,100        53,025
           Arrow International, Inc.                         2,354        90,394
         + Art Technology Group, Inc.                       13,000        75,400
         + Artesyn Technologies, Inc.                        8,117       104,709
         + ArthroCare Corporation                            5,165       135,065
           ArvinMeritor, Inc.                               15,931       266,685
         + Ascential Software Corporation                   69,100       403,544
         + AsianInfo Holdings, Inc.                          6,800       134,300
         + Aspect Communications Corporation                10,900        76,191
         + Aspect Medical Systems, Inc.                      2,206        34,193
         + Aspen Technology, Inc.                            7,308       176,854
           Associated Estates Realty Corporation             2,400        23,184
         + Astec Industries, Inc.                            3,696        63,756
         + AstroPower, Inc.                                  2,700       140,778
         + Asyst Technologies, Inc.                          7,141        96,404
         + Atlantic Coast Airlines Holdings, Inc.            9,386       281,486


                                     12 & 13

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

         Master Small Cap Index Series (continued)
         =======================================================================
                                                            Shares
         Issue                                               Held        Value
================================================================================
Common   + Atlas Air, Inc.                                   3,298  $     46,700
Stocks     Atmos Energy Corporation                          9,664       236,381
(con-    + Atrix Laboratories, Inc.                          4,000        94,800
tinued)  + Atwood Oceanics, Inc.                             2,637        92,559
         + Audiovox Corporation (Class A)                    4,173        46,320
         + August Technology Corp.                             500         7,140
         + Aurora Biosciences Corporation                    5,402       167,462
         + Aurora Food Inc.                                  4,079        22,353
         + Auspex Systems, Inc.                              9,300        66,402
         + Avanex Corporation                                7,900        76,630
         + Avant! Corporation                                9,048       120,338
         + Avatar Holdings Inc.                                600        13,800
         + Aviall, Inc.                                      3,200        35,104
         + Avici Systems Inc.                               12,900       110,553
         + Avid Technology, Inc.                             5,434        85,314
         + Avigen, Inc.                                      5,189       111,564
           Avista Corporation                               11,351       226,793
         + Avocent Corporation                              10,558       240,195
         + Aware, Inc.                                       4,343        39,087
         + Aztar Corporation                                 8,711       105,403
         + BARRA, Inc.                                       2,759       108,015
         + BE Aerospace, Inc.                                7,100       135,255
           BEI Technologies, Inc.                            3,000        81,030
         + BKF Capital Group, Inc.                             900        29,880
           BMC Industries, Inc.                              3,900        23,400
         + BOK Financial Corporation                         2,212        59,503
           BRE Properties, Inc.                             11,066       335,300
           BSB Bancorp, Inc.                                 2,836        65,370
         + BSQUARE Corporation                               4,438        46,643
         + Bacou USA, Inc.                                     754        21,248
           Baldor Electric Company                           5,694       121,681
           Baldwin & Lyons, Inc. (Class B)                   1,551        32,571
           Ball Corporation                                  6,634       315,513
         + Bally Total Fitness Holding Corporation           6,739       199,542
           BancFirst Corporation                               945        38,036
           BancFirst Ohio Corp.                              2,500        56,625
           BancorpSouth, Inc.                               19,988       339,796
           Bandag, Incorporated                              2,561        69,915
           Bank Mutual Corporation                           1,600        22,560
           Bank of Granite Corp.                             3,379        77,717
           BankAtlantic Bancorp, Inc. (Class A)              6,801        59,101
         + BankUnited Financial Corporation (Class A)        4,400        61,820
           Banner Corporation                                3,200        70,400
           Banta Corporation                                 5,911       173,192
           Barnes Group Inc.                                 3,959        97,787
           Bassett Furniture Industries, Incorporated        1,400        17,612
           Bay View Capital Corporation                     15,215       113,808
         + Beacon Power Corporation                          8,300        57,270
         + Beasley Broadcast Group, Inc. (Class A)           2,563        43,571
         + Beazer Homes USA, Inc.                            2,300       146,027
         + bebe stores, inc.                                   840        24,494
           Bedford Property Investors, Inc.                  3,449        72,257
           Bel Fuse Inc.                                     1,659        55,162
         + Belco Oil & Gas Corp.                             3,168        28,512
           Belden Inc.                                       5,861       156,782
         + Bell Microproducts Inc.                           4,400        52,624
         + Benchmark Electronics, Inc.                       4,432       107,964
           Berkley (W.R.) Corporation                        4,556       188,710
           Berry Petroleum Company (Class A)                 3,401        49,315
         + Bethlehem Steel Corporation                      35,008        70,716
         + Beverly Enterprises, Inc.                        23,231       248,572
         + BioMarin Pharmaceutical Inc.                      3,848        50,832
         + Biopure Corporation                               4,025       106,139
         + Bio-Rad Laboratories, Inc. (Class A)              1,664        82,867
         + Biosite Diagnostics Incorporated                  3,049       136,595
         + BioSphere Medical Inc.                              200         2,564
         + Bio-Technology General Corp.                     14,624       191,574
         + Black Box Corporation                             4,635       312,214
         + Blue Martini Software, Inc.                       3,500        10,500
           Blyth, Inc.                                       7,818       201,001
           Bob Evans Farms, Inc.                             8,414       151,452
         + Boca Resorts, Inc. (Class A)                      5,957        87,747
         + Bone Care International, Inc.                     1,810        47,965
           BorgWarner, Inc.                                  6,292       312,209
         + Borland Software Corporation                     12,467       194,485
         + Boron, LePore & Associates, Inc.                  2,600        35,828
         + The Boston Beer Company (Class A)                   700         6,034
         + Boston Communications Group, Inc.                 4,300        61,920
           Boston Private Financial Holdings, Inc.           3,500        78,400
           Bowne & Co., Inc.                                 7,940        91,310
         + Boyd Gaming Corporation                           7,132        41,009
         + The Boyds Collection, Ltd.                       12,619       156,728
           Boykin Lodging Company                            3,132        40,403
           Brady Corporation                                 3,785       136,752
           Brandywine Realty Trust                           6,151       138,090
         + Braun Consulting, Inc.                            3,079        24,786
           Briggs & Stratton Corporation                     5,159       217,194
         + Bright Horizons Family Solutions, Inc.            2,611        81,985
         + Brightpoint, Inc.                                13,458        39,028
         + Brio Technology, Inc.                             4,494        32,806
           BriteSmile, Inc.                                  4,300        45,193
         + Brookline Bancorp, Inc.                           1,981        27,813
         + Brooks Automation, Inc.                           4,222       194,634
           Brown & Brown                                     4,767       200,166
           Brown Shoe Company, Inc.                          3,960        71,478
         + Bruker Daltonics, Inc.                           10,300       155,221
           Brush Engineered Materials Inc.                   4,007        64,112
         + Buca, Inc.                                        3,687        80,192
         + Buckeye Technologies Inc.                         5,088        73,267
         + The Buckle, Inc.                                  1,249        23,606
         + Building Materials Holding Corporation            2,100        31,941
           Burlington Coat Factory Warehouse
              Corporation                                    4,317        86,340
         + Burnham Pacific Properties, Inc.                  8,612        41,338
           Bush Industries, Inc.                             1,896        24,932
           Butler Manufacturing Company                        700        17,500
           C&D Technologies, Inc.                            5,828       180,668
         + CACI International Inc. (Class A)                 2,558       120,226
           CARBO Ceramics Inc.                               1,368        50,684
         + CB Richard Ellis Services Inc.                    2,689        42,217
           CBL & Associates Properties, Inc.                 4,914       150,811
           CBRL Group, Inc.                                 13,509       228,978
           CCBT Financial Companies Inc.                     1,600        47,984
         + CCC Information Services Group Inc.               2,416        14,351
         + C-COR.net Corp.                                   6,834        82,008
         + CDI Corp.                                         2,822        47,946
         + CEC Entertainment Inc.                            6,699       330,596
           CFS Bancorp, Inc.                                 2,800        38,724
           CH Energy Group, Inc.                             4,052       178,085
         + CIBER, Inc.                                      11,523       107,740
         + CIMA Labs Inc.                                    3,500       274,750
           CIRCOR International, Inc.                        1,300        23,465
           CLARCOR Inc.                                      5,348       143,594
           CNA Surety Corporation                            3,186        44,604
         + CONMED Corporation                                3,922       102,168
           CPB Inc.                                          1,734        51,292
           CPI Corp.                                         2,233        54,709
         + CSFBdirect                                        4,367        20,743
         + CSK Auto Corporation                              4,334        35,756
         + CSS Industries, Inc.                              1,576        40,598
           CT Communications, Inc.                           3,355        62,269
           CTS Corporation                                   6,688       137,104
         + CUNO Incorporated                                 4,078       122,340
         + CV Therapeutics, Inc.                             3,961       225,777
           CVB Financial Corp.                               4,231        81,235
         + CYTOGEN Corporation                              20,291       109,571
         + Cable Design Technology                          10,552       170,520
           Cabot Industrial Trust                            8,995       188,895
           Cabot Oil & Gas Corporation (Class A)             7,172       174,997
         + CacheFlow Inc.                                    7,200        35,496
         + Cadiz Inc.                                        6,859        63,171
         + Cal Dive International, Inc.                      7,112       174,955
           Calgon Carbon Corporation                         7,949        62,400
         + California Pizza Kitchen, Inc.                    4,100        95,325
           California Water Service Group                    3,096        79,412
         + Caliper Technologies Corp.                        4,567        96,135
         + Callon Petroleum Company                          1,655        19,612
           Cambrex Corporation                               5,370       271,615
         + Cambridge Technology Partners, Inc.              12,797        45,301
           Camden Property Trust                             8,608       315,914
         + Caminus Corporation                               2,543        68,585
           Capital Automotive                                4,514        81,252
           Capital City Bank Group, Inc.                     1,382        34,370
           Capitol Federal Financial                         6,766       130,787
           Capitol Transamerica Corporation                  3,100        47,213
         + Capstead Mortgage Corporation                     3,555        63,279
           Caraustar Industries, Inc.                        6,205        57,086
         + CardioDynamics International Corporation          6,132        32,929
         + Career Education Corporation                      4,964       297,344
           Carlisle Companies Incorporated                   7,220       251,761
           Carpenter Technology Corporation                  4,650       136,198
         + Carreker Corporation                              4,495        96,642
         + Carrier Access Corporation                        2,580        15,454
           Carter-Wallace, Inc.                              4,623        89,455
           Cascade Natural Gas Corporation                   3,322        70,759
         + Casella Waste Systems, Inc.                       4,251        53,137
           Casey's General Stores, Inc.                     10,654       138,502
           Cash America International, Inc.                  4,719        40,111
         + Catalytica Energy Systems, Inc.                   3,700        80,290
         + Catapult Communications Corporation               1,500        33,750
           Cathay Bancorp, Inc.                              1,917       104,841
           The Cato Corporation (Class A)                    4,091        79,856
         + Celeritek, Inc.                                   3,534        52,833
         + Cell Genesys, Inc.                                8,824       180,892
         + Cell Pathways, Inc.                               6,490        41,082
         + Cell Therapeutics, Inc.                           8,103       223,967
         + Centennial Bancorp                                3,100        25,575
         + Centennial Communications Corp.                   1,526        20,128
           CenterPoint Properties Corporation                4,964       249,193
           Centex Construction Products, Inc.                1,377        44,753
         + Centillium Communications, Inc.                   5,613       138,866
         + Centra Software, Inc.                             5,700        96,843


                                     14 & 15

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

         Master Small Cap Index Series (continued)
         =======================================================================
                                                            Shares
         Issue                                               Held        Value
================================================================================
Common   + Central Coast Bancorp                             2,100  $     51,912
Stocks     Central Parking Corporation                       3,385        63,300
(con-      Central Vermont Public Service Corporation        3,600        68,076
tinued)    Century Aluminum Company                          3,668        58,835
         + Century Business Services, Inc.                  21,076       113,810
         + Cerus Corporation                                 2,325       168,725
         + Champion Enterprises, Inc.                       12,241       139,303
         + Championship Auto Racing Teams, Inc.              2,232        35,712
           Charles E. Smith Residential Realty, Inc.         4,724       236,909
         + Charles River Laboratories International, Inc.    9,100       309,400
         + Charlotte Russe Holding Inc.                      4,500       120,600
         + Charming Shoppes, Inc.                           23,288       139,728
           Charter Municipal Mortgage Acceptance Company     8,286       132,162
           Chateau Communities, Inc.                         4,408       138,411
         + Cheap Tickets, Inc.                               3,302        49,860
         + Checkpoint Systems, Inc.                          7,531       132,546
         + The Cheesecake Factory Incorporated               8,943       253,088
           Chelsea Property Group, Inc.                      3,442       161,430
           Chemed Corporation                                2,164        78,207
           ChemFirst Inc.                                    3,194        83,683
           Chemical Financial Corporation                    4,632       136,644
           Chesapeake Corporation                            3,362        83,210
         + Chesapeake Energy Corporation                    33,678       229,010
         + Chico's FAS, Inc.                                 4,938       146,906
         + The Children's Place Retail Stores, Inc.          2,585        69,278
         + Chiles Offshore, Inc.                             1,000        17,750
         + ChipPAC, Inc.                                     8,700        90,828
           Chittenden Corporation                            5,706       192,007
         + Choice Hotels International, Inc.                 8,599       128,985
         + Choice One Communications Inc.                    1,600        10,784
         + Chordiant Software, Inc.                          6,689        20,736
         + Christopher & Banks Corporation                   3,300       107,580
           Church & Dwight Co., Inc.                         8,783       223,527
           Churchill Downs Incorporated                      1,132        28,391
         + Ciphergen Biosystems, Inc.                        2,700        18,225
         + Circuit City Stores, Inc.--CarMax Group           6,800       108,528
           Citizens Banking Corporation                     11,130       325,553
         + Citizens, Inc.                                    2,600        17,784
         + City Holding Company                              5,400        70,524
           CityBank                                          2,806        75,762
           Claire's Stores, Inc.                             9,313       180,300
         + Clarent Corporation                               6,042        55,526
         + Clark/Bardes, Inc.                                1,500        33,450
         + Clayton Williams Energy, Inc.                     1,938        32,849
           Cleco Corporation                                10,546       239,922
           Cleveland-Cliffs Inc.                             2,391        44,234
         + Click Commerce, Inc.                              3,200        28,800
         + Closure Medical Corporation                       1,113        25,566
           Coachmen Industries, Inc.                         2,507        33,218
           Coastal Bancorp, Inc.                               500        15,980
           Cobalt Corporation                                  500         3,500
           CoBiz Inc.                                        1,800        40,950
           Coca-Cola Bottling Co. Consolidated                 187         7,358
         + Cognex Corporation                                7,200       243,720
         + Cognizant Technology Solutions Corporation        2,049        86,980
         + Coherent, Inc.                                    6,694       242,122
           Cohu, Inc.                                        4,769       107,303
         + Coinstar, Inc.                                    5,430       120,818
         + Coldwater Creek Inc.                                898        23,348
         + Cole National Corporation (Class A)               1,600        23,600
         + Collins & Aikman Corporation                     18,395       114,049
           The Colonial BancGroup, Inc.                     27,479       395,148
           Colonial Properties Trust                         3,941       121,383
         + Columbia Banking System, Inc.                     2,000        25,520
         + Columbia Laboratories, Inc.                       6,001        48,548
         + Comdisco, Inc.                                   31,400        41,762
           The Commerce Group, Inc.                          5,598       205,950
         + Commerce One, Inc.                               44,800       261,632
           Commercial Bank of New York                         900        28,323
           Commercial Federal Corporation                   12,307       284,292
           Commercial Metals Company                         2,712        86,865
           Commercial Net Lease Realty                       6,175        87,994
           Commonwealth Bancorp, Inc.                        1,300        23,231
         + Commonwealth Telephone Enterprises, Inc.          2,589       109,385
         + CommScope, Inc.                                  12,400       291,400
           Community Bank System, Inc.                       1,200        33,600
           Community Banks, Inc.                             2,200        65,670
           Community First Bankshares, Inc.                  9,431       216,913
           Community Trust Bancorp, Inc.                     1,800        43,200
         + CompuCredit Corporation                           2,651        29,294
         + Computer Network Technology Corporation           6,154        65,294
         + Computerized Thermal Imaging, Inc.               12,800        63,360
           CompX International Inc.                          1,942        23,207
         + Comstock Resources, Inc.                          5,176        53,054
         + Conceptus, Inc.                                   1,000        15,000
         + Concord Camera Corp.                              7,198        42,468
         + Concurrent Computer Corporation                  11,879        83,153
           Conestoga Enterprises, Inc.                       1,400        41,370
           Connecticut Bancshares, Inc.                      2,100        54,978
           Connecticut Water Service, Inc.                   1,600        55,312
         + Connetics Corporation                             8,507        64,483
         + Consolidated Freightways Corporation              2,400        21,504
         + Consolidated Graphics, Inc.                       1,500        25,500
         + Constellation 3D, Inc.                            2,000        11,340
         + Conventry Health Care Inc.                       15,516       313,423
         + Convera Corporation                               3,469        17,345
           Cooper Companies, Inc.                            3,292       169,209
           Cooper Tire & Rubber Company                     14,696       208,683
         + CoorsTek, Inc.                                    1,652        61,950
         + Copart, Inc.                                      8,942       261,554
         + Copper Mountain Networks, Inc.                   15,000        61,500
         + Corillian Corporation                             2,528        10,112
         + Corinthian Colleges, Inc.                         1,869        87,974
         + Corixa Corporation                               10,186       173,875
           Corn Products International, Inc.                 8,519       272,608
           Cornerstone Realty Income Trust, Inc.            12,710       147,436
         + The Corporate Executive Board Company             8,316       349,272
           Corporate Office Properties Trust                   700         7,000
         + Corrections Corporation of America                6,626       105,691
           Corus Bankshares, Inc.                            1,976       119,054
         + Corvas International, Inc.                        7,400        87,172
         + CorVel Corporation                                  905        33,711
         + Cosine Communications, Inc.                      19,700        44,128
         + Cost Plus, Inc.                                   5,576       167,280
         + CoStar Group Inc.                                 2,650        69,695
           Cousins Properties, Inc.                          8,540       229,299
         + Covad Communications Group, Inc.                 43,300        43,733
         + Covance Inc.                                     13,928       315,469
         + Covansys Corporation                              4,299        48,579
         + Covanta Energy Corporation                       11,985       221,243
         + Covenant Transport, Inc. (Class A)                  500         6,225
           Crawford & Company (Class B)                      8,229       148,122
         + Credence Systems Corporation                     12,600       305,424
         + Credit Acceptance Corporation                     2,994        23,054
         + Crestline Capital Corporation                     3,235       100,544
           Crompton Corporation                             27,235       296,861
           Crossman Communities, Inc.                        1,373        54,494
         + Crossroads Systems, Inc.                          3,612        23,442
           Crown American Realty Trust                       3,200        26,720
         + Crown Cork & Seal Company, Inc.                  28,600       107,250
         + Crown Media Holdings, Inc. (Class A)              3,956        73,384
         + CryoLife, Inc.                                    4,074       166,667
           Cubic Corporation                                 1,184        37,403
         + Cubist Pharmaceuticals, Inc.                      6,557       249,166
         + Cumulus Media Inc. (Class A)                      7,829       106,318
         + Curis, Inc.                                       5,600        27,048
           Curtiss-Wright Corporation                        1,381        74,160
         + Cyberonics, Inc.                                  5,299        89,553
         + Cygnus, Inc.                                      7,698        78,905
         + Cymer, Inc.                                       7,336       185,527
         + DDi Corp.                                         9,384       187,680
         + DIANON Systems, Inc.                              1,500        68,250
           DIMON Incorporated                               11,200       112,000
         + DMC Stratex Networks, Inc.                       18,700       187,000
           DQE, Inc.                                        14,000       315,000
         + DRS Technologies, Inc.                            3,500        80,430
         + DSP Group, Inc.                                   6,083       130,480
         + DUSA Pharmaceuticals, Inc.                        4,037        57,648
         + DVI, Inc.                                         2,107        37,083
         + Daisytek International Corporation                4,900        77,175
         + Daktronics, Inc.                                  4,000        61,560
         + Dal-Tile International Inc.                      13,330       247,271
           Datascope Corp.                                   2,763       127,347
         + Datastream Systems, Inc.                          3,919        29,549
           Deb Shops, Inc.                                     300         5,631
         + deCODE GENETICS, INC.                             6,200        76,322
         + Del Monte Foods Company                           5,949        49,853
         + Del Webb Corporation                              4,067       157,352
         + dELiA*s Corp. (Class A)                           7,600        60,800
           Delphi Financial Group, Inc. (Class A)            3,044       117,194
           Delta and Pine Land Company                       8,484       166,711
         + Deltagen, Inc.                                    1,700        15,266
           Deltic Timber Corporation                         2,365        68,112
         + Denbury Resources Inc.                            3,470        32,618
         + Dendreon Corporation                              4,300        71,939
         + Dendrite International, Inc.                      6,769        50,768
           Developers Diversified Realty Corporation        12,760       234,529
           Diagnostic Products Corporation                   5,128       170,250
           The Dial Corporation                             22,685       323,261
         + DiamondCluster International, Inc. (Class A)      7,211        91,796
         + Digene Corporation                                2,885       117,708
         + Digex, Inc.                                       5,300        68,900
         + Digimarc Corporation                              2,711        65,471
         + Digital Generation Systems, Inc.                  5,800        24,070
         + Digital Insight Corporation                       6,730       148,733
         + Digital Lightwave, Inc.                           3,000       110,880
         + DigitalThink, Inc.                                3,245        22,780
         + Digitas Inc.                                      2,009         8,840
           Dillard's, Inc. (Class A)                        15,598       238,181


                                     16 & 17

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

         Master Small Cap Index Series (continued)
         =======================================================================
                                                            Shares
         Issue                                               Held        Value
================================================================================
Common     Dime Community Bancshares                         2,257  $     76,557
Stocks   + Dionex Corporation                                5,083       169,010
(con-    + Direct Focus, Inc.                                5,009       237,928
tinued)  + Discount Auto Parts, Inc.                         1,000        10,850
         + Ditech Communications Corporation                 6,800        50,456
         + Diversa Corporation                               6,511       132,434
         + Divine Inc. (Class A)                            17,800        37,380
         + Dobson Communications Corporation (Class A)       4,900        83,545
         + Docent, Inc.                                      7,600        76,000
         + Documentum, Inc.                                  8,275       106,913
           Dole Food Company, Inc.                          10,851       206,712
         + Dollar Thrifty Automotive Group, Inc.             5,633       135,192
           Donaldson Company, Inc.                           9,371       291,907
           Doral Financial Corporation                       7,930       271,999
           Dover Downs Entertainment, Inc.                   3,652        56,241
           Downey Financial Corp.                            4,706       222,406
         + The Dress Barn, Inc.                              3,534        80,399
           Dreyer's Grand Ice Cream, Inc.                    4,465       124,573
         + Dril-Quip, Inc.                                   1,501        32,317
         + Duane Reade Inc.                                  2,328        75,660
         + DuPont Photomasks, Inc.                           1,108        53,461
         + Dura Automotive Systems, Inc.                     3,253        52,048
         + Duramed Pharmaceuticals, Inc.                     5,700       101,973
         + DuraSwitch Industries, Inc.                         400         6,196
         + Durect Corporation                                3,900        54,600
         + Dyax Corp.                                        5,100        88,893
         + Dycom Industries, Inc.                           10,700       245,351
         + Dynacq International, Inc.                        1,600        30,768
           EDO Corporation                                   2,600        41,470
         + EEX Corporation                                   7,528        21,154
         + EGL, Inc.                                         8,924       155,813
         + EMCOR Group, Inc.                                 2,218        80,181
         + EMCORE Corporation                                5,286       162,545
         + EPIQ Systems, Inc.                                1,700        43,673
         + ESCO Technologies Inc.                            3,060        92,259
         + ESS Technology, Inc.                              6,029        42,203
         + EXE Technologies, Inc.                            6,100        35,746
         + E.piphany, Inc.                                  13,900       141,224
           The Earthgrains Company                          10,241       266,266
         + EarthShell Corporation                            8,256        28,070
           East West Bancorp, Inc.                           6,080       164,160
           EastGroup Properties, Inc.                        3,127        70,670
         + Echelon Corporation                               5,600       172,256
         + Eclipsys Corporation                             10,333       290,357
         + Eden Bioscience Corporation                       3,600        35,964
         + Edison Schools, Inc.                              5,385       122,993
         + Education Management Corporation                  4,471       179,064
         + Edwards Lifesciences Corporation                 14,144       372,836
         + eFunds Corporation                               10,381       193,087
         + El Paso Electric Company                         12,370       197,796
         + Elantec Semiconductor, Inc.                       5,363       181,216
           Elcor Corporation                                 5,494       111,254
         + Electro Rent Corporation                          2,553        41,639
         + Electro Scientific Industries, Inc.               6,497       247,536
         + Electroglas, Inc.                                 5,679       100,518
         + Electronics Boutique Holdings Corp.               2,498        79,312
         + Electronics for Imaging, Inc.                    12,800       377,600
         + Elizabeth Arden, Inc.                             2,700        65,907
         + Embarcadero Technologies, Inc.                    1,730        38,596
         + Emex Corporation                                  1,300        14,105
         + Emisphere Technologies, Inc.                      4,082       118,664
           Empire District Electric Company                  4,191        86,712
         + Encompass Services Corporation                   16,592       148,498
         + Encore Aquisition Company                           500         5,750
         + Encore Wire Corporation                           2,000        23,740
         + Endo Pharmaceuticals Holdings, Inc.               3,500        34,125
         + Endocare, Inc.                                    2,603        41,622
           Energen Corporation                               6,608       182,381
         + Energy Conversion Devices, Inc.                   3,444        96,432
         + Energy Partners, Ltd.                             4,200        56,322
           Engineered Support Systems, Inc.                  1,900        74,461
         + Entegris Inc.                                     8,500        97,325
           Entertainment Properties Trust                    3,520        64,240
         + EntreMed, Inc.                                    4,214        67,424
         + Entrust Technologies Inc.                         9,600        68,064
         + Enzo Biochem, Inc.                                5,029       170,986
           Equity Inns Inc.                                  7,340        71,932
           Equity One, Inc.                                    100         1,124
         + eSPEED, Inc. (Class A)                            3,799        83,578
         + Esperion Therapeutics, Inc.                       5,800        62,350
           Essex Property Trust, Inc.                        3,424       169,659
         + Esterline Technologies Corporation                4,390        95,483
         + Evergreen Resources, Inc.                         3,596       136,648
         + Exact Sciences Corporation                          300         4,128
         + Exar Corporation                                  9,054       178,907
         + Excel Technology, Inc.                            1,992        43,983
         + Exelixis, Inc.                                    8,709       165,210
           Exide Corporation                                 6,158        70,817
         + Extensity, Inc.                                   2,640        26,664
         + F5 Networks, Inc.                                 4,616        81,103
           F&M Bancorp                                       2,699        80,430
           F&M National Corporation                          6,857       274,280
           F.N.B. Corporation                                5,051       149,005
         + F.Y.I. Incorporated                               3,553       145,673
           FBL Financial Group, Inc. (Class A)               2,425        43,650
         + FEI Company                                       3,355       137,555
         + FLIR Systems, Inc.                                3,000        75,090
         + FSI International, Inc.                           5,874        74,012
         + FTI Consulting, Inc.                              2,600        56,680
         + Factory 2-U Stores Inc.                           3,289        96,532
           FactSet Research Systems Inc.                     4,387       156,616
           Fair, Isaac and Company, Incorporated             4,228       261,375
         + The Fairchild Corporation (Class A)               3,000        21,030
           Farmer Brothers Co.                                 171        39,843
           Farmers Capital Bank Corporation                  2,085        84,651
           Fedders Corporation                               5,941        30,893
         + Federal Agricultural Mortgage Corporation         1,500        47,970
           Federal-Mogul Corporation                        14,757        24,939
           Federal Realty Investment Trust                   9,243       191,700
           Federal Signal Corporation                       10,907       255,987
           FelCor Lodging Trust Inc.                         7,770       181,818
           Ferro Corporation                                 7,141       155,745
         + FiberCore, Inc.                                   5,900        38,409
           Fidelity Bankshares, Inc.                         4,200        60,438
         + FileNET Corporation                               8,463       125,252
         + Financial Federal Corporation                     2,367        68,525
           Financial Institutions, Inc.                      1,300        29,120
         + The Finish Line, Inc.                             5,200        64,948
           The First American Financial Corporation         16,156       305,995
           First Bancorp                                     2,200        54,186
           First Busey Corporation                           1,976        42,346
           First Charter Corporation                         6,723       126,056
           First Citizens BancShares, Inc. (Class A)         1,347       146,150
           First Commonwealth Financial Corporation         12,770       191,550
           First Community Bancshares, Inc.                  1,400        43,750
         + First Consulting Group, Inc.                      3,474        25,013
           First Essex Bancorp, Inc.                         2,100        51,912
           First Federal Capital Corp.                       2,912        47,174
           First Financial Bancorp                           8,318       142,071
           First Financial Bankshares, Inc.                  2,606        80,786
           First Financial Corporation                       1,624        78,179
           First Financial Holdings, Inc.                    2,826        64,998
         + First Horizon Pharmaceutical Corporation          1,600        51,360
           First Indiana Corporation                         1,831        47,661
           First Industrial Realty Trust, Inc.               9,913       318,604
           First Merchants Corporation                       2,454        58,724
           First Midwest Bancorp, Inc.                      10,027       297,301
           First Niagara Financial Group, Inc.               2,317        35,983
           First Place Financial Corp.                       2,600        33,592
         + First Republic Bank                               1,900        46,550
           First Sentinel Bancorp Inc.                       6,393        86,753
           Firstbank Corp.                                   4,486       121,077
         + FirstFed Financial Corp.                          3,700       110,260
           Fisher Communications, Inc.                         800        58,312
         + Fisher Scientific International Inc.             12,924       374,796
           Flagstar Bancorp, Inc.                            1,700        35,530
           Fleetwood Enterprises, Inc.                       7,840       110,387
           Fleming Companies, Inc.                           9,875       352,538
           Florida East Coast Industries, Inc.               5,500       194,700
           Florida Rock Industries, Inc.                     3,015       141,404
         + Flow International Corporation                    1,700        18,360
         + Flowers Foods, Inc.                               4,100       128,535
         + Flowserve Corporation                             9,114       280,256
           Flushing Financial Corporation                    1,100        26,301
         + Foamex International Inc.                         2,300        17,020
         + Focal Communications Corporation                  1,400         3,304
         + Footstar, Inc.                                    4,767       163,985
           Forest City Enterprises, Inc. (Class A)           3,630       199,650
         + Forrester Research, Inc.                          3,562        80,466
         + Forward Air Corporation                           4,188       125,431
         + Fossil, Inc.                                      3,625        75,219
           Franchise Finance Corporation of America         13,424       337,077
           Franklin Electric Co., Inc.                         915        69,449
           Fred's, Inc.                                      3,166        81,525
         + FreeMarkets, Inc.                                 7,400       148,000
           Fremont General Corporation                      13,771        89,511
           Friedman, Billings, Ramsey Group, Inc.
              (Class A)                                      5,166        36,162
         + Friedman's Inc. (Class A)                         2,200        25,300
         + Frontier Airlines, Inc.                           7,850        96,162
           Frontier Financial Corporation                    3,641       101,948
           Frontier Oil Corporation                          7,177        95,095
         + ftd.com inc.                                      3,500        24,780
         + FuelCell Energy, Inc.                             6,026       139,140
         + Furniture Brands International, Inc.             11,976       335,328
           G&K Services, Inc. (Class A)                      4,916       132,240
           GBC Bancorp                                       2,451        69,976
         + GTECH Holdings Corporation                        6,664       236,639
         + Gabelli Asset Management Inc. (Class A)           1,096        45,100
           Gables Residential Trust                          5,491       164,455
           Garan, Incorporated                               1,300        44,395
         + Gardner Denver Inc.                               2,757        56,656
         + Gartner Group, Inc. (Class A)                    17,796       195,756


                                     18 & 19

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

         Master Small Cap Index Series (continued)
         =======================================================================
                                                            Shares
         Issue                                               Held        Value
================================================================================
Common   + Gaylord Entertainment Company                     5,254  $    151,315
Stocks   + Genaissance Pharmaceuticals, Inc.                 3,600        50,544
(con-      GenCorp Inc.                                      7,460        95,488
tinued)  + Gene Logic Inc.                                   6,687       145,777
         + Genelabs Technologies, Inc.                       7,300        15,038
         + Genencor International Inc.                       1,700        27,013
           General Cable Corporation                         8,390       155,634
         + General Communication, Inc. (Class A)             8,239        99,692
         + General Semiconductor, Inc.                       8,541        89,339
         + Genesco Inc.                                      5,638       189,437
         + GenesisIntermedia, Inc.                           3,300        61,875
         + The Genlyte Group Incorporated                    2,373        73,349
         + Genome Therapeutics Corp.                         5,994        88,951
         + GenRad, Inc.                                      6,895        41,370
         + GenStar Therapeutics Corporation                  1,500        11,100
         + Genta Incorporated                                5,497        73,605
           Gentek, Inc.                                      1,133         6,005
         + Gentiva Health Services, Inc.                     4,933        88,794
         + Genuity Inc.                                     39,000       121,680
         + Genzyme Corporation--Genzyme
              Biosurgery Division                            6,800        56,236
         + Genzyme Molecular Oncology                        2,800        37,940
         + Genzyme Transgenics Corporation                   4,234        42,086
           Georgia Gulf Corporation                          6,631       102,780
           Gerber Scientific, Inc.                           4,457        48,804
           German American Bancorp                           3,100        49,104
         + Geron Corporation                                 5,266        73,724
         + Getty Images, Inc.                                8,100       212,706
           Getty Realty Corporation                            800        15,328
           Gibraltar Steel Corporation                       1,312        25,715
           Glacier Bancorp, Inc.                             2,400        45,600
           Glenborough Realty Trust Incorporated             4,691        90,536
           Glimcher Realty Trust                             6,651       119,053
         + Global Imaging Systems, Inc.                        700         7,350
           Global Payments Inc.                              8,289       249,499
         + Global Sports, Inc.                               1,400        11,200
         + GlobalSCAPE, Inc.                                   290            --
         + GlobeSpan, Inc.                                  12,100       176,660
           Gold Banc Corporation                             7,309        56,572
         + Golden Telecom, Inc.                              1,792        25,088
           The Gorman-Rupp Company                           1,200        28,920
         + GoTo.com, Inc.                                    4,723        91,862
           Graco Inc.                                        7,396       244,068
           Granite Construction Incorporated                 6,876       174,788
           Gray Communications Systems, Inc.                 3,000        57,120
           Great American Financial Resources, Inc.          1,478        26,663
         + The Great Atlantic & Pacific Tea Company, Inc.    5,035        74,518
           Great Lakes REIT, Inc.                            2,925        53,264
           Great Southern Bancorp, Inc.                      1,900        49,913
           Greater Bay Bancorp                              10,733       268,110
         + Green Mountain Coffee, Inc.                       1,400        41,832
           Greif Bros. Corporation (Class A)                 2,775        84,221
           Grey Global Group Inc.                              136        90,440
         + Grey Wolf, Inc.                                  34,284       137,136
         + Griffon Corporation                               6,952        76,472
         + Group 1 Automotive, Inc.                          3,627       107,359
         + Guess?, Inc.                                      1,185         7,938
         + Guilford Pharmaceuticals Inc.                     5,536       188,224
         + Guitar Center, Inc.                               4,656        98,381
         + Gulf Island Fabrication, Inc.                     1,117        16,085
         + GulfMark Offshore, Inc.                             600        18,882
         + The Gymboree Corporation                          7,900        67,150
           H.B. Fuller Company                               3,295       164,420
         + H Power Corp.                                     5,100        49,521
           HEICO Corporation (Class A)                       2,126        40,819
         + HNC Software Inc.                                 8,332       162,474
           HRPT Properties Trust                            31,411       305,629
         + HS Resources, Inc.                                3,612       234,058
         + Haemonetics Corporation                           5,097       155,458
         + Hain Celestial Group, Inc.                        5,557       122,254
           Hancock Fabrics, Inc.                             2,400        21,480
           Hancock Holding Company                           1,718        73,788
         + Handleman Company                                 5,993       100,383
         + Handspring, Inc.                                  3,300        25,410
           Harbor Florida Bancshares, Inc.                   4,517        86,501
           Harleysville Group Inc.                           6,460       192,185
           Harleysville National Corporation                 1,788        82,695
           Harman International Industries, Incorporated     7,619       290,208
         + Harmonic Inc.                                    14,100       141,000
           Harsco Corporation                                9,611       260,746
         + Harvard Bioscience, Inc.                          2,500        27,575
           Haverty Furniture Companies, Inc.                 2,936        43,893
           Hawaiian Electric Industries, Inc.                8,369       319,696
         + Hayes Lemmerz International, Inc.                 3,553        22,739
         + Headwaters Incorporated                           6,200        99,200
           Health Care REIT, Inc.                            7,569       179,764
           Healthcare Realty Trust, Inc.                     9,666       254,216
         + HealthExtras, Inc.                                1,600        15,168
         + Heartland Express, Inc.                           3,576        81,533
         + Heidrick & Struggles International, Inc.          5,158       104,862
           Helix Technology Corporation                      5,761       175,595
         + Hemispherx Biopharma, Inc.                        2,700        18,900
           Herbalife International, Inc. (Class A)           5,075        50,699
         + Hexcel Corporation                                4,462        56,890
         + hi/fn, inc.                                       1,925        29,125
         + Hibbett Sporting Goods, Inc.                        600        22,236
           Hickory Tech Corporation                          3,147        50,352
           Highwoods Properties, Inc.                       12,840       342,186
           Hilb, Rogal and Hamilton Company                  3,103       135,756
           Holly Corporation                                 1,300        23,887
         + Hollywood Casino Corporation (Class A)            1,000         7,850
         + Hollywood Entertainment Corporation              11,407        96,503
           Home Properties of New York, Inc.                 4,731       142,403
           Hooper Holmes, Inc.                              13,546       138,169
           Horace Mann Educators Corporation                 9,784       210,845
         + Horizon Offshore, Inc.                            4,276        57,726
         + Hot Topic, Inc.                                   4,636       144,180
         + HotJobs.com, Ltd.                                 6,893        62,037
           Houghton Mifflin Company                          6,115       366,472
         + The Houston Exploration Company                   1,883        58,844
         + Hovnanian Enterprises, Inc. (Class A)             4,000        58,040
           Hudson River Bancorp, Inc.                        2,800        50,680
           Hudson United Bancorp                            11,851       302,200
           Hughes Supply, Inc.                               5,711       135,065
         + Hutchinson Technology Incorporated                6,053       115,310
         + Hydril Company                                    3,600        81,972
         + Hyperion Solutions Corporation                    7,712       115,680
         + Hyseq, Inc.                                       3,145        36,167
         + I-many, Inc.                                      8,500       114,750
         + I-STAT Corporation                                3,876        57,132
           IBERIABANK Corporation                            1,900        56,145
         + ICU Medical, Inc.                                 1,000        41,280
           IDEX Corporation                                  7,226       245,684
         + IDEXX Laboratories, Inc.                          7,944       248,250
         + IDT Corporation                                   3,862        52,137
         + IDT Corporation (Class B)                         5,162        56,782
         + IDX Systems Corporation                           3,327        39,957
         + IGEN International, Inc.                          3,027        78,702
         + IHOP Corp.                                        3,748       100,634
           IKON Office Solutions, Inc.                      33,954       332,749
         + ILEX Oncology, Inc.                               6,802       203,380
           IMC Global Inc.                                  25,900       264,180
         + IMPATH Inc.                                       4,424       195,983
         + IMPCO Technologies, Inc.                          2,154        76,144
         + IMPSAT Fiber Networks Inc.                        2,453         4,906
         + IMRglobal Corp.                                   7,731        84,500
         + INAMED Corporation                                3,994       113,070
           IRT Property Company                              5,893        64,175
         + ITC/\ DeltaCom, Inc.                             10,967        43,868
         + ITT Educational Services, Inc.                    5,624       253,080
         + ITXC Corp.                                        7,775        54,425
         + IVEX Packaging Corporation                        3,830        72,770
         + IXYS Corporation                                  2,295        35,802
         + iBasis, Inc.                                      5,808        29,040
         + Identix Incorporated                              6,030        37,687
         + Illumina, Inc.                                    3,500        41,230
         + Illuminet Holdings, Inc.                          6,904       217,131
         + Imation Corp.                                     7,988       201,298
         + Imatron Inc.                                     16,572        33,144
         + The Immune Response Corporation                   9,879        46,925
         + ImmunoGen, Inc.                                   9,656       193,120
         + Immunomedics, Inc.                                9,419       201,567
         + Impax Laboratories, Inc.                          3,000        36,600
         + Incyte Pharmaceuticals, Inc.                     15,700       384,964
           Independence Community Bank Corp.                14,263       281,552
           Independent Bank Corporation (Massachusetts)      2,955        58,332
           Independent Bank Corporation (Michigan)           2,100        51,555
         + Indus International, Inc.                         5,772        46,765
         + IndyMac Mortgage Holdings, Inc.                  14,625       391,950
         + Inet Technologies, Inc.                           1,400        11,466
         + InFocus Corporation                               9,313       189,892
         + Infogrames, Inc.                                  3,493        26,547
         + Information Holdings Inc.                         4,118       133,011
         + Information Resources, Inc.                       5,400        55,836
         + InfoSpace.com, Inc.                              55,600       213,504
         + infoUSA Inc.                                      5,561        33,366
           Ingles Markets, Incorporated (Class A)            3,505        43,111
         + Inkine Pharmaceutical Company, Inc.               6,200        30,380
         + Inktomi Corporation                              27,100       259,889
           Innkeepers USA Trust                              6,763        81,021
         + Innovative Solutions and Support, Inc.            1,000        14,400
         + Input/Output, Inc.                               10,927       138,773
         + Insight Enterprises, Inc.                         8,883       217,633
         + Insignia Financial Group, Inc.                    4,592        56,482
         + Insituform Technologies, Inc. (Class A)           5,232       190,968
         + Insmed Incorporated                               6,600        59,334
         + Inspire Pharmaceuticals, Inc.                     4,600        64,400
         + Insurance Auto Auctions, Inc.                     1,965        33,405
           Integra Bank Corporation                          3,474        86,051


                                     20 & 21

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

         Master Small Cap Index Series (continued)
         =======================================================================
                                                            Shares
         Issue                                               Held        Value
================================================================================
Common   + Integra LifeSciences Holdings                     2,500  $     54,125
Stocks   + Integral Systems, Inc.                            1,800        43,434
(con-    + Integrated Circuit Systems, Inc.                  6,593       126,586
tinued)  + Integrated Electrical Services, Inc.              6,497        63,346
         + Integrated Measurement Systems, Inc.              1,700        37,315
         + Integrated Silicon Solution, Inc.                 7,085        98,480
         + InteliData Technologies Corporation               9,277        54,734
           Inter-Tel Inc.                                    4,878        58,097
           Interactive Data Corporation                      8,761        78,849
         + Interactive Intelligence, Inc.                      838         9,218
         + The InterCept Group, Inc.                         2,943       111,834
         + InterDigital Communications Corporation          12,847       170,223
           Interface, Inc.                                  10,786        80,895
         + Intergraph Corp.                                 11,891       183,121
         + Interlogix Inc.                                   4,283       156,329
         + Intermagnetics General Corporation                2,800        90,720
         + InterMune Inc.                                    5,497       195,803
         + Internap Network Services Corporation            32,400       105,948
           International Bancshares Corporation              3,993       167,706
         + International Multifoods                          3,726        77,314
         + International Specialty Products Inc.             2,365        25,069
         + Internet Capital Group, Inc.                     49,700        99,400
         + Interneuron Pharmaceuticals, Inc.                 9,400        79,806
           Interpool, Inc.                                   2,257        35,435
           Interstate Bakeries Corporation                   7,033       112,528
         + InterTAN, Inc.                                    6,294        88,116
         + Intertrust Technologies Corporation              14,188        17,026
         + InterVoice-Brite, Inc.                            7,575        83,325
         + Intrado Inc.                                      2,300        39,491
         + IntraNet Solutions, Inc.                          4,398       167,344
         + Intuitive Surgical, Inc.                          8,100       109,431
           Invacare Corp.                                    4,971       192,030
         + Inverness Medical Technology, Inc.                6,300       233,100
           Investors Real Estate Trust                       3,400        29,920
         + Iomega Corporation                               65,543       156,648
         + Ionics, Inc.                                      4,137       130,315
           Irwin Financial Corporation                       1,848        46,477
         + Isis Pharmaceuticals, Inc.                        8,559       106,046
         + Isle of Capri Casinos, Inc.                       4,579        43,043
         + Itron, Inc.                                       3,800        72,086
         + Ixia                                              9,500       180,500
         + J.B. Hunt Transport Services, Inc.                3,961        72,328
         + J.D. Edwards & Company                           23,551       333,011
         + J&J Snack Foods Corp.                               700        15,505
         + J. Jill Group Inc.                                3,000        60,750
           The J.M. Smucker Company                          4,742       123,292
         + JAKKS Pacific, Inc.                               4,942        92,415
         + JDA Software Group, Inc.                          4,554        75,642
           JDN Realty Corporation                            6,971        94,806
           JLG Industries, Inc.                              9,266       114,435
         + JNI Corp.                                         6,148        86,072
           JP Realty, Inc.                                   2,098        51,401
         + Jack in the Box Inc.                              8,820       230,202
           Jeffries Group, Inc.                              5,330       172,692
           John H. Harland Company                           6,948       161,888
           John Wiley & Sons, Inc. (Class A)                10,741       254,025
         + Jones Lang Lasalle Inc.                           6,408        84,586
         + Journal Register Co.                              6,392       102,911
         + K2 Inc.                                           3,000        34,290
           KB HOME                                           8,574       258,678
         + KCS Energy, Inc.                                  7,600        50,160
           K-Swiss Inc. (Class A)                            2,200        53,086
         + K-V Pharmaceutical Company (Class B)              4,868       163,078
         + Kaiser Aluminum Corporation                       5,249        20,891
           Kaman Corp. (Class A)                             5,352        94,730
         + Kana Communications, Inc.                        39,297        80,165
           Kansas City Life Insurance Company                1,342        53,680
         + Kansas City Southern Industries, Inc.            13,100       206,980
           Kaydon Corp.                                      6,974       178,883
         + Keane, Inc.                                      12,700       279,400
           Keithley Instruments, Inc.                        1,660        35,358
           Kellwood Co.                                      5,489       126,796
           Kelly Services, Inc. (Class A)                    3,864        93,702
         + Kendle International Inc.                         1,700        34,068
           Kennametal Inc.                                   7,326       270,329
         + Kenneth Cole Productions, Inc. (Class A)          2,392        48,199
         + Keryx Biopharmaceuticals, Inc.                    1,900        20,121
         + Key Energy Services, Inc.                        22,373       242,523
         + Key Production Company, Inc.                      4,047        67,383
         + Key3Media Group, Inc.                             6,006        69,730
         + Keynote Systems, Inc.                             6,521        71,405
           Keystone Property Trust                           2,800        37,492
         + kforce.com, Inc.                                  5,885        38,252
           Kilroy Realty Corporation                         5,900       171,690
           Kimball International (Class B)                   8,322       150,628
         + Kirby Corporation                                 4,874       120,144
         + Knight Transportation, Inc.                       3,076        63,212
           Koger Equity, Inc.                                5,548        91,542
         + Kopin Corporation                                16,600       201,524
         + Korn/Ferry International                          8,239       127,704
         + Kos Pharmaceuticals, Inc.                         1,434        56,643
         + Kosan Biosciences, Inc.                           2,100        16,170
           Kramont Realty Trust                              3,400        46,512
         + The Kroll-O'Gara Company                          2,100        19,866
         + Kronos, Inc.                                      2,825       115,684
         + Kulicke and Soffa Industries                     11,524       197,752
           LNR Property Corp.                                5,290       185,150
           LSI Industries Inc.                               1,700        39,763
         + LTX Corporation                                  11,456       292,815
         + La Jolla Pharmaceutical Company                   6,600        67,650
         + La Quinta Properties, Inc.                       30,927       160,202
           La-Z-Boy Inc.                                    11,567       213,989
         + Labor Ready, Inc.                                 9,716        50,912
           Laclede Gas Company                               3,948       100,279
         + Ladish Co.                                        1,800        24,066
           Lakeland Bancorp, Inc.                            3,600        65,160
           Lancaster Colony Corporation                      6,836       225,451
           Lance, Inc.                                       5,716        77,166
         + Land's End, Inc.                                  2,995       120,249
           LandAmerica Financial Group, Inc.                 4,724       150,459
           Landauer, Inc.                                    1,400        42,000
           Landry's Seafood Restaurants                      4,647        78,999
         + Landstar System, Inc.                             2,088       142,026
         + Lantronix, Inc.                                   4,800        49,440
         + Large Scale Biology Corp.                         1,700        12,070
           LaSalle Hotel Properties                          3,824        68,144
           Lawson Products, Inc.                             1,147        33,607
         + Leap Wireless International, Inc.                 6,930       209,979
         + Learning Tree International, Inc.                 3,171        72,806
         + LeCroy Corporation                                1,200        30,564
         + Legato Systems, Inc.                             21,392       341,202
           Lennox International Inc.                         8,735        95,648
         + Lexar Media, Inc.                                13,600        21,624
         + Lexent Inc.                                       2,600        22,464
         + Lexicon Genetics Incorporated                     6,905        86,312
           Lexington Corporate Properties Trust              3,742        57,889
           Libbey, Inc.                                      3,233       128,382
         + Liberate Technologies, Inc.                      25,000       273,750
           The Liberty Corporation                           4,065       162,600
         + Liberty Digital, Inc. (Class A)                   6,600        40,194
         + Liberty Livewire Corporation (Class A)            2,536        22,190
         + LifePoint Hospitals, Inc.                         9,269       410,431
         + Ligand Pharmaceuticals Incorporated (Class B)    10,471       118,322
         + Lightbridge, Inc.                                 6,655       129,107
         + LightPath Technologies, Inc. (Class A)            5,619        50,009
           Lincoln Electric Holdings, Inc.                   7,460       190,230
           Lindsay Manufacturing Co.                         2,381        45,239
         + Linens 'n Things, Inc.                            8,646       236,209
           Liqui-Box Corporation                               648        25,253
         + Lithia Motors, Inc. (Class A)                       700        11,760
         + Littelfuse Inc.                                   4,378       117,287
         + Local Financial Corp.                             3,500        45,150
         + LodgeNet Entertainment Corporation                2,261        39,567
           Lone Star Steakhouse & Saloon, Inc.               5,376        69,834
         + Lone Star Technology                              5,992       216,910
           Longs Drug Stores Corporation                     7,083       152,639
           Longview Fibre Company                           12,352       152,177
         + Loudcloud, Inc.                                   1,500         4,560
           Louisiana-Pacific Corporation                    25,114       294,587
         + Luby's Cafeterias Inc.                            5,434        53,199
           Lufkin Industries, Inc.                             700        19,320
         + Luminent, Inc.                                      800         3,360
         + Luminex Corporation                               3,351        66,986
         + Lydall, Inc.                                      2,500        30,000
         + Lynch Interactive Corporation                       700        44,107
           M/I Schottenstein Homes, Inc.                     1,000        39,500
           MAF Bancorp, Inc.                                 4,899       150,399
         + MAXIMUS, Inc.                                     2,404        96,376
         + MB Financial Inc.                                 1,900        49,400
         + MCSi, Inc.                                        3,336        50,540
           MDC Holdings, Inc.                                4,036       142,874
         + MEMC Electronic Materials, Inc.                   8,425        64,451
         + MGI Pharma, Inc.                                  4,783        59,787
         + MIPS Technologies, Inc. (Class A)                 9,858       170,543
         + MKS Instruments, Inc.                             4,900       141,120
         + MP3.com, Inc.                                     8,820        42,777
         + MRO Software, Inc.                                3,230        51,034
         + MRV Communications, Inc.                         17,245       161,241
         + MS Carriers                                       1,552        47,662
         + MSC Industrial Direct Co., Inc. (Class A)         8,600       149,640
         + MSC.Software Corp.                                4,000        75,000
         + MTR Gaming Group, Inc.                            4,900        66,150
           MTS Systems Corporation                           3,900        53,781
           MacDermid, Inc.                                   4,153        74,754
           Macerich Company                                  7,410       183,768
         + MacroChem Corporation                             6,300        55,944
         + Macromedia, Inc.                                 14,100       253,800
           Madison Gas & Electric Co.                        3,632       100,970
         + Magellan Health Services, Inc.                    6,300        80,640
         + Magna Entertainment Corp. (Class A)               3,500        22,365
         + Magnetek, Inc.                                    3,737        46,712
         + Magnum Hunter Resources, Inc.                     5,600        49,840
         + Mail-Well, Inc.                                   7,451        31,667


                                     22 & 23

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

         Master Small Cap Index Series (continued)
         =======================================================================
                                                            Shares
         Issue                                               Held        Value
================================================================================
Common     Main Street Banks, Inc.                           1,400  $     24,752
Stocks   + The Management Network Group, Inc.                1,109         6,765
(con-    + Manhattan Associates, Inc.                        3,139       124,775
tinued)    The Manitowoc Co., Inc.                           5,846       172,457
           Manufactured Home Communities                     3,732       104,869
         + Manufacturers' Services Limited                   2,100        12,495
         + MapInfo Corporation                               3,597        79,134
           Marcus Corporation                                4,156        57,976
         + Martek Biosciences Corporation                    3,955       112,717
         + Martha Stewart Living Omnimedia, Inc. (Class A)   2,009        46,408
         + MasTec, Inc.                                      4,600        60,720
           Mathews International Corp. (Class A)             3,405       149,709
         + Matrix Pharmaceutical, Inc.                       5,886        61,391
         + MatrixOne, Inc.                                   6,706       155,512
         + Mattson Technology, Inc.                          6,799       118,847
         + Maui Land & Pineapple Company, Inc.               1,100        28,094
         + Maverick Tube Corporation                         7,502       127,159
         + Maxim Pharmaceuticals, Inc.                       4,927        31,089
         + Maxwell Technologies, Inc.                        1,900        42,370
         + Maxygen Inc.                                      6,410       124,354
         + McAfee.com Corporation                            2,054        25,223
           McGrath Rentcorp                                  1,608        38,817
         + McMoRan Exploration Co.                           2,753        41,295
         + Measurement Specialties, Inc.                     1,000        16,750
         + Mechanical Technology Incorporated                4,804        34,637
         + The Med-Design Corporation                        2,100        63,294
           Medallion Financial Corp.                         3,670        37,618
           Media General, Inc. (Class A)                     3,230       148,580
         + The Medicines Company                             5,200       106,548
         + Medis Technologies Ltd.                           1,300        14,300
         + MedQuist Inc.                                     2,475        73,458
         + MemberWorks Incorporated                          2,832        65,532
         + The Men's Warehouse, Inc.                         7,580       209,208
           Mentor Corporation                                5,634       160,569
         + Mercury Computer Systems, Inc.                    4,649       205,021
         + The Meridian Resource Corporation                 6,311        44,177
           Meristar Hospitality Corp.                        9,637       228,879
         + Meritage Corporation                              1,100        50,600
         + Merix Corporation                                 3,700        64,713
         + Mesa Air Group, Inc.                              8,095        99,973
         + Mesaba Holdings, Inc.                             4,076        37,581
         + Mestek, Inc.                                        100         2,305
         + MetaSolv, Inc.                                    7,231        57,342
         + Metawave Communications Corporation              10,803        56,068
           Methode Electronics                               9,280        79,808
         + Metro One Telecommunications, Inc.                2,700       116,766
         + Metromedia International Group, Inc.             17,734        58,345
         + Michael's Stores                                  7,692       315,372
         + Micro General Corporation                         1,700        27,880
           MicroFinancial Incorporated                         700        11,347
         + Micron Electronics, Inc.                          9,178        14,593
         + Micros Systems, Inc.                              4,232        93,104
         + Microsemi Corporation                             3,177       225,567
         + MicroStrategy Incorporated                        9,179        25,701
         + Microtune, Inc.                                   5,800       127,600
         + Microvision, Inc.                                 2,636        46,156
         + Mid Atlantic Medical Services, Inc.              11,455       205,388
           Mid-America Apartment Communities, Inc.           3,341        85,496
           Mid-Atlantic Realty Trust                         1,900        23,750
           Mid-State Bancshares                              4,350        79,344
           MidAmerica Bancorp                                1,508        43,657
           Midas Group, Inc.                                 3,626        45,688
           Middlesex Water Company                           1,700        57,817
           The Midland Company                                 929        41,340
         + Midway Games Inc.                                 7,174       132,719
           Midwest Banc Holdings, Inc.                       2,100        46,200
         + Midwest Express Holdings                          2,630        45,630
           Milacron Inc.                                     4,669        73,163
         + Millennium Cell Inc.                              4,900        51,695
           Millennium Chemicals Inc.                        15,249       229,497
           Mills Corp.                                       4,303       105,854
           Mine Safety Appliances Company                    1,742        59,663
           Minerals Technologies, Inc.                       4,655       199,793
         + Miravant Medical Technologies                     3,257        42,341
           Mission West Properties Inc.                      2,600        31,460
           Mississippi Valley Bancshares, Inc.               1,405        56,059
         + Mobile Mini, Inc.                                 3,498       115,364
           Modine Manufacturing Co.                          5,894       162,557
         + Modis Professional Services, Inc.                22,003       151,821
         + Moldflow Corporation                                400         6,164
         + Molecular Devices Corporation                     4,176        83,729
         + Monaco Coach Corporation                          4,241       140,801
         + The Montana Power Company                        26,200       303,920
         + Moog Inc. (Class A)                               1,604        62,476
           Movado Group, Inc.                                1,400        28,280
         + Movie Gallery, Inc.                               1,800        32,562
         + Mueller Industries, Inc.                          7,443       244,949
         + Multex.com Inc.                                   6,468       105,105
           Myers Industries, Inc.                            3,564        53,816
           NACCO Industries, Inc. (Class A)                  1,387       108,172
         + NATCO Group Inc. (Class A)                          900         7,920
           NBC Capital Corporation                           1,800        53,010
           NBT Bancorp Inc.                                  4,713        90,961
         + NBTY Inc.                                        11,212       139,477
           NCH Corporation                                     508        20,015
         + NCI Building Systems, Inc.                        3,842        70,116
         + NCO Group, Inc.                                   4,340       134,236
         + NEON Communications, Inc.                         1,794        12,540
           NL Industries, Inc.                               3,362        46,564
         + NMS Communications Corporation                    7,745        54,215
           NN, Inc.                                          4,100        41,574
         + NPC International, Inc.                           1,770        19,116
         + NPS Pharmaceuticals, Inc.                         6,561       263,752
         + NS Group, Inc.                                    4,001        53,413
         + NTELOS Inc.                                       3,493       105,000
           NUI Corporation                                   3,992        92,135
         + NVR, Inc.                                         1,694       250,712
         + NYFIX, Inc.                                       5,253       167,833
           NYMAGIC, Inc.                                       100         1,980
         + Nabi                                              8,718        69,221
         + Nanogen, Inc.                                     3,080        20,913
         + Nanometrics Incorporated                          2,046        56,238
         + Nanophase Technologies Corporation                1,800        19,890
         + NaPro Bio Therapeutics, Inc.                      4,600        46,920
           Nash-Finch Company                                3,200        75,520
         + National Beverage Corp.                           2,100        19,425
           National City Bancorporation                      1,300        38,935
           National Data Corporation                         7,662       248,249
           National Golf Properties, Inc.                    2,923        79,652
         + National Health Investors, Inc.                   4,666        48,060
         + National Healthcare Corporation                   1,300        23,010
           National Penn Bancshares, Inc.                    3,636        73,593
           National Presto Industries, Inc.                  1,131        33,591
         + National Processing, Inc.                         1,324        37,072
           National Service Industries, Inc.                 9,802       221,231
         + National Western Life Insurance Company
              (Class A)                                        462        55,440
           Nationwide Health Properties, Inc.               11,094       224,099
           Natures Sunshine Products, Inc.                   1,500        17,745
         + Nautica Enterprises, Inc.                         6,666       136,186
         + Navigant Consulting, Inc.                         8,423        69,069
         + Navigant International, Inc.                      3,700        51,800
         + NeoPharm, Inc.                                    2,000        51,000
         + Neose Technologies, Inc.                          3,099       139,455
         + Net.B@nk, Inc.                                    5,935        67,065
         + Net2Phone, Inc.                                   4,218        25,308
         + Netegrity, Inc.                                   5,629       168,870
         + NetIQ Corporation                                 9,574       299,570
         + NetRatings, Inc.                                  1,017        14,645
         + Netro Corporation                                10,972        46,521
         + NetScout Systems, Inc.                            2,785        18,102
         + Network Peripherals Inc.                          3,931        45,993
         + Network Plus Corp.                                3,033         8,219
         + Neurocrine Biosciences, Inc.                      5,279       211,107
         + Neurogen Corporation                              3,441        78,971
           New England Business Services, Inc.               2,674        51,341
         + New Focus, Inc.                                  11,400        94,050
         + New Horizons Worldwide, Inc.                        800        11,952
           New Jersey Resources Corporation                  4,262       192,642
           New York Community Bancorp, Inc.                  7,455       280,681
         + Newpark Resources, Inc.                          16,004       177,644
           Newport Corporation                               8,200       217,300
         + NewPower Holdings, Inc.                          12,000       108,000
         + Next Level Communications, Inc.                   3,600        24,300
         + NextCard, Inc.                                    7,785        86,024
           Nordson Corporation                               5,573       129,907
         + Nortek, Inc.                                      1,730        54,011
         + North American Scientific, Inc.                   1,200        17,400
           North Pittsburgh Systems, Inc.                    4,784        76,496
         + Northfield Laboratories Inc.                      1,900        31,141
           Northwest Bancorp, Inc.                           2,667        28,003
           Northwest Natural Gas Company                     6,018       149,848
           Northwestern Corporation                          4,991       111,798
         + Novadigm, Inc.                                    3,225        36,281
         + Novatel Wireless, Inc.                            3,000         6,090
         + Novavax, Inc.                                     2,200        24,200
         + Noven Pharmaceuticals, Inc.                       5,331       208,975
         + Novoste Corporation                               3,948       100,674
         + Nu Horizons Electronics Corp.                     2,300        21,850
           Nu Skin Enterprises, Inc. (Class A)               9,026        76,721
         + Nuance Communications Inc.                        6,976       125,708
         + Nuevo Energy Company                              4,356        71,003
         + Numerical Technologies, Inc.                      4,009        84,189
         + O'Charley's Inc.                                  4,692        90,931
           ONEOK, Inc.                                      13,150       259,055
         + ONYX Software Corporation                         6,473        51,784
         + OPNET Technologies, Inc.                          1,400        25,018
         + OSCA, Inc.                                        2,300        47,656
         + OTG Software, Inc.                                4,802        33,614
         + Oak Technology, Inc.                              9,968       105,561
         + Oceaneering International, Inc.                   5,254       109,020


                                     24 & 25

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

         Master Small Cap Index Series (continued)
         =======================================================================
                                                            Shares
         Issue                                               Held        Value
================================================================================
Common     OceanFirst Financial Corp.                        1,887  $     48,949
Stocks   + Octel Corp.                                       1,600        26,000
(con-    + Ocular Sciences, Inc.                             4,515       114,681
tinued)  + Ocwen Financial Corporation                       7,465        76,516
         + OfficeMax, Inc.                                  23,983        88,497
         + Offshore Logistics, Inc.                          4,685        89,015
           Oglebay Norton Company                            1,200        31,656
         + Ohio Casualty Corporation                        14,523       188,073
         + Oil States International, Inc.                    1,400        12,908
           Old Second Bancorp, Inc.                          1,800        59,526
           Olin Corporation                                  8,364       142,104
           Omega Financial Corporation                       1,990        64,058
         + OmniSky Corporation                                 300           600
           Omnova Solutions Inc.                             7,295        53,108
         + On Assignment, Inc.                               5,825       104,850
         + On Command Corporation                            1,332         5,994
         + ON Semiconductor Corporation                      5,800        26,390
           Oneida Ltd.                                       3,438        69,895
         + Onyx Pharmaceuticals, Inc.                        5,300        62,911
         + Oplink Communications, Inc.                      30,400       114,000
         + Optical Cable Corporation                           534         5,340
         + Optical Communication Products, Inc.              1,900        20,216
         + Option Care, Inc.                                 2,000        30,400
         + OraSure Technologies, Inc.                        7,100        88,750
         + Orbital Sciences Corporation                      8,057        31,261
         + Orchid Biosciences                                9,443        72,239
         + Oregon Steel Mills, Inc.                          7,200        61,200
         + O'Reilly Automotive, Inc.                         8,742       250,895
         + Organogenesis Inc.                                7,202        53,295
           Oriental Financial Group Inc.                     3,392        64,448
           OshKosh B'Gosh, Inc. (Class A)                    2,352        78,204
           Oshkosh Truck Corporation                         3,663       162,088
         + Osmonics, Inc.                                    1,400        19,320
           Otter Tail Power Company                          5,286       146,686
           Overseas Shipholding Group, Inc.                  6,569       200,617
           Owens & Minor, Inc.                               7,990       151,810
         + Owens-Illinois, Inc.                             34,700       235,266
           Oxford Industries, Inc.                           2,100        46,200
         + P.F. Chang's China Bistro, Inc.                   2,554        96,797
           P.H. Glatfelter Company                           3,966        56,555
         + PAREXEL International Corporation                 6,475       126,262
         + PC Connection, Inc.                                 959        15,344
         + PC-Tel, Inc.                                      3,026        27,869
         + PEC Solutions, Inc.                                 799        17,658
         + PECO II, Inc.                                     2,000        13,100
         + PETsMART, Inc.                                   26,688       188,150
           PFF Bancorp, Inc.                                 2,344        58,600
         + PICO Holdings, Inc.                               2,397        35,044
         + PLATO Learning, Inc.                              2,700        83,565
         + PLX Technology, Inc.                              5,286        44,878
           PMA Capital Corporation (Class A)                 3,206        57,868
         + POZEN Inc.                                        3,900        58,500
         + PRAECIS Pharmaceuticals Incorporated             11,450       188,238
         + PRI Automation, Inc.                              6,223       115,281
           PS Business Parks, Inc.                           2,743        76,804
         + PSS World Medical, Inc.                          19,196       123,430
         + PYR Energy Corporation                            2,300        16,330
           Pacific Capital Bancorp                           5,800       176,610
           Pacific Gulf Properties, Inc.                     4,517        22,088
           Pacific Northwest Bancorp                         2,608        65,174
         + Pacific Sunwear of California, Inc.               7,168       160,778
         + PacifiCare Health Systems, Inc.                   7,100       115,730
         + Packard BioScience Company                       13,998       116,183
         + Packeteer, Inc.                                   6,160        77,185
         + Pain Therapeutics, Inc.                           2,700        20,655
         + Palm Harbor Homes, Inc.                           3,802        82,693
           Pan Pacific Retail Properties, Inc.               5,028       130,728
         + Panera Bread Company (Class A)                    2,100        66,297
         + Papa John's International, Inc.                   4,048       102,617
         + Paradigm Genetics, Inc.                           2,992        26,928
           Park Electrochemical Corp.                        4,433       117,031
           Park National Corporation                         2,819       288,947
         + Parker Drilling Company                          23,018       149,617
         + ParkerVision, Inc.                                2,008        52,509
           Parkway Properties, Inc.                          1,804        63,591
         + Pathmark Stores, Inc.                             7,800       191,880
           Patina Oil & Gas Corporation                      4,743       125,689
         + Paxar Corporation                                 7,899       113,746
         + Paxson Communications Corporation                 6,668        89,351
         + Pediatrix Medical Group, Inc.                     4,600       152,720
         + Pegasus Communications Corporation                9,700       218,250
         + Pegasus Systems, Inc.                             5,605        64,738
         + Pemstar Inc.                                      4,700        68,996
           Penn Engineering & Manufacturing Corp.            2,256        39,480
         + Penn National Gaming, Inc.                        2,530        64,262
           Penn Virginia Corporation                         2,379        78,269
           PennFed Financial Services, Inc.                    900        20,790
           Pennsylvania Real Estate Investment Trust         2,779        68,641
           Pennzoil--Quaker State Company                   18,975       212,520
           Penton Media, Inc.                                4,804        84,070
         + Penwest Pharmaceuticals Co.                       2,000        30,980
           People's Bank                                     5,971       139,184
           Peoples Energy Corporation                        8,792       353,438
           The Peoples Holding Company                       1,900        62,719
           The Pep Boys--Manny, Moe & Jack                  12,226       137,298
         + Per-Se Technologies, Inc.                         6,950        56,641
         + Peregrine Pharmaceuticals, Inc.                  26,228        68,980
         + Performance Food Group Company                    9,348       282,590
         + Performance Technologies, Incorporated            1,500        22,500
         + Pericom Semiconductor Corporation                 4,943        77,704
         + Perini Corporation                                1,200        12,000
         + Perot Systems Corporation (Class A)              14,552       263,391
         + Perrigo Company                                  15,425       257,443
         + PetroQuest Energy, Inc.                           6,900        48,300
         + Pharmaceutical Resources, Inc.                    3,800       116,622
         + Pharmacopeia, Inc.                                5,801       139,224
         + Pharmacyclics, Inc.                               3,600       122,040
         + Pharmos Corporation                              10,200        38,250
         + Philadelphia Consolidated Holding Corp.           2,258        78,533
           Philadelphia Suburban Corporation                10,776       274,788
           Phillips-Van Heusen Corporation                   5,421        78,062
         + Phoenix Technologies Ltd.                         5,514        80,504
         + Photon Dynamics, Inc.                             3,437        92,799
         + Photronics, Inc.                                  5,820       149,341
         + PictureTel Corporation                           10,600        59,360
           Piedmont Natural Gas Company, Inc.                7,694       273,291
           Pier 1 Imports, Inc.                             23,189       266,673
           Pilgrim's Pride Corporation                       2,869        36,006
         + Pinnacle Entertainment, Inc.                      4,482        32,943
         + Pinnacle Holdings Inc.                           12,200        73,322
         + Pinnacle Systems, Inc.                           10,591        64,076
           Pioneer-Standard Electronics, Inc.                6,633        84,902
           Pitt-Des Moines, Inc.                               700        24,150
           Pittston Brink's Group                           12,397       276,329
         + Pixelworks, Inc.                                  5,214       186,348
         + Plains Resources Inc.                             4,450       106,800
         + Planar Systems Inc.                               2,800        72,520
         + Plantronics, Inc.                                 8,459       195,826
         + Playboy Enterprises, Inc.                         3,141        50,790
         + Playtex Products, Inc.                            5,776        61,803
         + Plexus Corporation                                9,906       326,898
           Polaris Industries, Inc.                          5,613       257,075
         + Polaroid Corporation                             14,121        36,715
         + PolyMedica Corporation                            3,057       123,808
           PolyOne Corporation                              20,155       209,814
         + Pomeroy Computer Resources, Inc.                  1,400        21,000
           Pope & Talbot, Inc.                               3,344        43,171
           Port Financial Corp.                              2,400        48,600
         + Portal Software, Inc.                            21,200        87,556
         + Possis Medical, Inc.                              4,800        57,840
           Post Properties, Inc.                             9,700       367,145
           Potlatch Corporation                              6,785       233,472
         + Powell Industries, Inc.                           1,900        57,000
         + Power Integrations, Inc.                          6,297        98,233
         + Powerwave Technologies, Inc.                     13,500       195,750
         + Pre-Paid Legal Services, Inc.                     4,064        89,408
           Prentiss Properties Trust                         7,429       195,383
           Presidential Life Corporation                     5,074       113,658
         + Presstek, Inc.                                    7,376        88,512
         + Price Communications Corporation                 11,697       236,162
         + Priceline.com Incorporated                       21,400       193,670
         + PriceSmart, Inc.                                    716        31,146
         + Prima Energy Corporation                          2,974        71,644
           Prime Group Realty Trust                          1,383        18,670
         + Prime Hospitality Corp.                          10,800       127,980
         + Private Media Group, Inc.                         2,417        22,720
         + Prize Energy Corporation                            389         7,508
         + ProAssurance Corporation                          3,585        61,841
         + ProBusiness Services, Inc.                        3,691        97,996
         + Prodigy Communications Corporation (Class A)      4,242        24,137
         + Professional Detailing, Inc.                      1,721       158,332
         + The Profit Recovery Group International, Inc.     9,638       110,451
         + Progenics Pharmaceuticals, Inc.                   1,500        28,665
         + Progress Software Corporation                     7,082       114,728
           Promistar Financial Corp.                         3,311        79,464
         + ProQuest Company                                  3,624       112,344
           Prosperity Bancshares, Inc.                         700        16,751
         + Proton Energy Systems, Inc.                       8,700       104,400
           Provident Bancorp, Inc.                           1,400        27,342
           Provident Bancshares Corporation                  6,407       159,791
         + Province Healthcare Company                       7,454       263,052
         + Proxim, Inc.                                      7,162       100,984
           Public Service Company of New Mexico              9,372       300,935
           Pulitzer Inc.                                     2,027       107,026
         + Puma Technology, Inc.                             8,803        26,409
         + Pure Resources, Inc.                              3,181        57,258
         + Purina Mills, Inc.                                1,700        40,800
         + QRS Corporation                                   3,043        50,514
           Quaker Chemical Corporation                       1,100        20,900
         + Quaker City Bancorp, Inc.                         1,400        41,258


                                     26 & 27

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

         Master Small Cap Index Series (continued)
         =======================================================================
                                                            Shares
         Issue                                               Held        Value
================================================================================
Common   + Quaker Fabric Corporation                         3,800  $     38,950
Stocks     Quanex Corporation                                3,275        84,821
(con-    + Quicksilver Resources Inc.                        2,600        46,800
tinued)  + Quiksilver, Inc.                                  4,959       123,975
           Quixote Corporation                               2,000        57,140
           R & G Financial Corporation (Class B)             3,060        49,113
         + R.H. Donnelley Corporation                        7,283       233,056
         + RARE Hospitality International, Inc.              5,618       126,967
         + RCN Corporation                                   7,000        38,430
         + REMEC, Inc.                                      11,569       143,456
           RFS Hotel Investors, Inc.                         6,991       110,388
           RGS Energy Group Inc.                             8,282       310,575
           RLI Corp.                                         1,595        71,647
         + ROHN Industries, Inc.                             2,000         9,500
           RPC, Inc.                                         2,601        36,934
           RPM, Inc.                                        24,581       226,145
         + RTI International Metals, Inc.                    4,013        61,198
         + Radiant Systems, Inc.                             3,554        57,290
         + RadiSys Corporation                               3,242        74,080
         + RailAmerica, Inc.                                 5,000        57,100
         + Rainbow Technologies, Inc.                        5,438        30,398
         + Ralcorp Holdings, Inc.                            7,213       135,172
         + Rambus Inc.                                      18,800       231,428
         + Range Resources Corporation                      13,400        80,400
           Raymond James Financial, Inc.                     9,031       276,349
           Rayonier Inc.                                     6,538       303,690
         + Rayovac Corporation                               4,907       104,568
         + Read-Rite Corporation                            26,800       138,020
           Realty Income Corporation                         6,518       192,672
           Reckson Associates Realty Corporation             8,708       200,284
         + Recoton Corporation                               1,600        27,720
         + Red Hat, Inc.                                     6,400        25,600
           Redwood Trust, Inc.                                 600        13,650
           Regal-Beloit Corporation                          4,566        94,973
           Regency Centers Corporation                       5,586       141,884
         + Regeneration Technologies, Inc.                   4,200        36,960
         + Regeneron Pharmaceuticals, Inc.                   6,236       216,077
         + Regent Communications, Inc.                       4,071        48,811
           Regis Corporation                                 8,089       169,788
         + Register.com, Inc.                                5,291        81,958
         + RehabCare Group, Inc.                             3,395       163,639
           Reliance Steel & Aluminum Co.                     4,047       102,187
         + Remedy Corporation                                6,572       228,706
         + Remington Oil & Gas Corporation                   4,600        87,400
         + Renaissance Learning, Inc.                        1,914        96,829
         + Renal Care Group, Inc.                           11,302       371,723
         + Rent A Center Inc.                                1,900        99,940
         + Rent-Way, Inc.                                    5,603        61,073
           Republic Bancorp Inc.                            10,084       140,168
           Republic Bancorp, Inc. (Class A)                  3,100        40,300
         + Republic Bancshares, Inc.                         2,000        33,760
         + Research Frontiers Incorporated                   2,745        74,115
         + ResortQuest International, Inc.                   2,800        32,200
           Resource America, Inc. (Class A)                  4,700        61,570
         + Resources Connection, Inc.                        2,000        51,680
         + Respironics, Inc.                                 8,157       242,752
         + Revlon, Inc. (Class A)                            3,414        24,751
         + Ribozyme Pharmaceuticals, Inc.                    1,986        19,860
           Richmond County Financial Corp.                   5,725       214,802
         + Rigel Pharmaceuticals, Inc.                       4,900        41,650
           Riggs National Corporation                        3,564        60,552
         + Right Management Consultants, Inc.                2,000        52,200
         + Rightchoice Managed Care, Inc.                      900        39,960
           Riviana Foods Inc.                                1,372        24,902
           Roadway Express, Inc.                             3,476        82,625
           Roanoke Electric Steel Corporation                1,800        31,428
           Robbins & Myers, Inc.                             1,412        39,818
         + The Robert Mondavi Corporation (Class A)          2,331        94,499
           Rock-Tenn Company (Class A)                       2,380        29,155
         + Rogers Corporation                                3,255        86,257
           Rollins, Inc.                                     3,760        74,862
           Roper Industries, Inc.                            7,007       292,542
         + Rosetta Inpharmatics, Inc.                        5,800        89,900
         + Roxio, Inc.                                       4,582        59,566
           Royal Bancshares of Pennsylvania, Inc. (Class A)  1,700        31,450
           Ruby Tuesday, Inc.                               15,392       263,203
           Ruddick Corporation                               7,292       123,599
         + Rudolph Technologies, Inc.                        2,073        97,431
         + Rural Cellular Corporation (Class A)              1,626        73,658
           Russ Berrie and Company, Inc.                     2,188        64,327
           Russell Corporation                               6,003       101,991
         + Ryan's Family Steak Houses, Inc.                  7,335        89,854
           Ryder System, Inc.                               12,609       247,136
           Ryerson Tull, Inc.                                5,092        68,691
           The Ryland Group, Inc.                            3,476       175,886
           S&T Bancorp, Inc.                                 5,693       153,711
           S.Y. Bancorp, Inc.                                  900        30,600
         + S1 Corporation                                   14,600       204,400
         + SBA Communications Corporation                    8,853       219,112
         + SBS Technologies, Inc.                            3,949        74,715
         + SCM Microsystems, Inc.                            3,726        38,750
         + SCP Pool Corporation                              3,622       124,742
           SCPIE Holdings Inc.                               2,098        42,380
         + SEACOR SMIT Inc.                                  4,119       192,522
           SEMCO Energy, Inc.                                4,353        65,295
         + SERENA Software, Inc.                             3,763       136,747
         + SIPEX Corporation                                 5,161        77,879
         + SITEL Corporation                                13,404        21,446
           SJNB Financial Corp.                              1,000        43,240
           SJW Corp.                                           458        39,159
           SL Green Realty Corp.                             5,032       152,520
           SLI, Inc.                                         4,243        35,005
         + SONICblue Incorporated                           19,407        64,043
         + SPS Technologies, Inc.                            2,281       108,119
         + SPSS Inc.                                         2,343        37,043
         + SRI/Surgical Express, Inc.                          900        27,369
         + STERIS Corporation                               15,594       312,660
         + Saba Software, Inc.                               6,518       106,960
         + Safeguard Scientifics, Inc.                      26,400       135,696
         + Saga Communications, Inc. (Class A)               1,547        36,726
         + Sage, Inc.                                        3,400        52,700
         + Salem Communications Corporation (Class A)        2,169        47,458
         + Salton, Inc.                                      1,980        35,244
         + Sanchez Computer Associates, Inc.                 2,699        35,762
           Sanderson Farms, Inc.                               100         1,267
           Sandy Spring Bancorp, Inc.                        2,314        74,511
         + Sangamo Biosciences, Inc.                         1,700        24,888
         + SangStat Medical Corporation                      4,804        78,690
           Santander BanCorp                                 1,235        24,144
         + Sapient Corporation                              17,900       174,525
         + SatCon Technology Corporation                     3,013        31,486
           Sauer-Danfoss, Inc.                               2,466        23,304
           Saul Centers, Inc.                                2,467        46,602
           Sawtek Inc.                                       7,600       178,828
         + ScanSource, Inc.                                  1,600        75,872
           Schawk, Inc.                                        800         8,160
         + Scholastic Corporation                            6,576       295,920
         + School Specialty, Inc.                            4,136       106,916
           Schuler Homes, Inc. (Class A)                     6,000        81,240
           Schweitzer-Manduit International, Inc.            3,595        84,842
         + SciClone Pharmaceuticals, Inc.                    7,719        45,002
         + Scientific Games Corporation (Class A)            1,700        10,013
         + Scios Inc.                                        9,500       237,595
         + The Scotts Company (Class A)                      3,664       151,873
           Seaboard Corporation                                 12         2,495
         + SeaChange International, Inc.                     4,622        83,335
           Seacoast Banking Corporation of Florida (Class A) 1,300        45,552
           Seacoast Financial Services Corporation           5,565        90,431
         + Seattle Genetics, Inc.                              500         3,050
           Second Bancorp, Incorporated                      2,800        64,120
         + Secure Computing Corporation                      7,372       115,814
         + SeeBeyond Technology Corporation                  6,027        72,324
         + Seitel, Inc.                                      5,849        76,622
         + Select Medical Corporation                        1,600        32,000
         + Selectica, Inc.                                   2,243         9,600
           Selective Insurance Group, Inc.                   5,925       158,079
         + Semitool, Inc.                                    3,713        44,296
           Senior Housing Properties Trust                   2,714        35,282
           Sensient Technologies Corporation                11,611       238,258
         + Sensormatic Electronics Corporation              18,999       322,983
         + Sequa Corporation (Class A)                       1,106        50,323
         + Sequenom Inc.                                     4,489        62,846
         + Serologicals Corporation                          4,700       100,298
         + ShopKo Stores, Inc.                               5,898        42,937
         + Shuffle Master, Inc.                              4,600        96,600
           Shurgard Storage Centers, Inc. (Class A)          7,220       225,625
         + Sierra Health Services, Inc.                      7,500        52,500
           Sierra Pacific Resources                         19,688       314,811
         + SignalSoft Corporation                            3,200        36,800
         + Silgan Holdings Inc.                              1,700        29,852
         + Silicon Graphics, Inc.                           46,974        65,294
         + Silicon Image, Inc.                               8,976        44,880
         + Silicon Laboratories Inc.                         1,500        33,150
         + Silicon Storage Technology, Inc.                 17,100       173,223
         + Silicon Valley Bancshares                        10,697       235,334
           Simmons First National Corporation (Class A)      1,300        43,420
         + Simplex Solutions, Inc.                           1,200        27,264
         + Simpson Manufacturing Co., Inc.                   1,633        98,797
         + Sinclair Broadcast Group, Inc. (Class A)          7,332        75,520
         + Sirius Satellite Radio Inc.                      10,332       125,947
         + Skechers U.S.A., Inc. (Class A)                   4,155       121,451
         + SkillSoft Corporation                             1,200        41,100
           Skyline Corporation                               1,519        41,317
         + Smart & Final Inc.                                2,844        31,284
         + Sola International Inc.                           4,600        64,906
         + Somera Communications, Inc.                       6,274        44,922
         + Sonic Automotive, Inc.                            6,148       117,427
         + Sonic Corp.                                       5,504       174,642
         + SonicWALL, Inc.                                   9,066       228,554
         + SonoSite, Inc.                                    2,115        41,031


                                     28 & 29

                               Merrill Lynch Small Cap Index Fund, June 30, 2001


SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

         Master Small Cap Index Series (continued)
         =======================================================================
                                                            Shares
         Issue                                               Held        Value
================================================================================
Common   + Sorrento Networks Corporation                     3,877  $     46,446
Stocks   + Sotheby's Holdings, Inc. (Class A)                5,624        90,715
(con-      The South Financial Group, Inc.                   9,366       176,830
tinued)    South Jersey Industries, Inc.                     2,797        87,127
           Southern Peru Limited                             4,460        55,081
         + Southern Union Company                            6,893       140,617
         + Southwest Bancorporation of Texas, Inc.           6,650       200,896
           Southwest Gas Corporation                         6,976       165,192
           Southwest Securities Group, Inc.                  3,595        74,417
         + Southwestern Energy Company                       6,066        74,309
           Sovran Self Storage, Inc.                         2,404        65,797
         + Spanish Broadcasting System, Inc. (Class A)      10,248        84,136
         + Spartan Stores, Inc.                              5,500        88,330
         + Spartech Corporation                              3,078        74,334
         + Specialty Laboratories, Inc.                      1,500        56,775
         + Spectra-Physics Lasers, Inc.                        690        15,967
         + SpectraLink Corporation                           4,333        56,372
         + Spectrasite Holdings, Inc.                       14,800       107,152
         + Spectrian Corporation                             3,400        54,400
         + SpeechWorks International Inc.                    6,400       100,480
         + Speedway Motorsports, Inc.                        2,755        69,454
         + Spherion Corporation                             12,652       113,235
           Spiegel, Inc. (Class A)                           4,950        47,867
         + Spinnaker Exploration Company                     4,311       171,836
           Springs Industries, Inc. (Class A)                2,786       122,863
         + Sports Resorts International, Inc.                2,000        24,440
           St. Francis Capital Corporation                   1,100        24,035
           St. Mary Land & Exploration Company               7,344       171,556
         + Stamps.com Inc.                                   8,382        31,433
           Standard Commercial Corporation                   1,700        29,002
         + Standard Microsystems Corporation                 2,960        52,984
           Standard Motor Products, Inc.                       600         7,980
           Standard Pacific Corp.                            6,313       146,146
           The Standard Register Company                     3,179        58,812
           Standex International Corporation                 2,585        61,006
         + Stanford Microdevices, Inc.                       1,525        25,772
         + Stanley Furniture Company, Inc.                     700        18,830
         + Star Scientific, Inc.                             8,376        24,374
         + StarBase Corporation                             13,824        50,458
         + StarMedia Network, Inc.                           8,914        16,580
         + StarTek, Inc.                                     1,440        32,544
           State Auto Financial Corporation                  2,312        37,894
           Staten Island Bancorp, Inc.                       7,316       203,751
         + Station Casinos, Inc.                             7,921       126,736
         + The Steak 'n Shake Company                        4,328        40,034
         + Steel Dynamics, Inc.                              6,022        75,275
         + Stein Mart, Inc.                                  5,977        61,802
         + Steinway Musical Instruments, Inc.                  700        12,355
           Stepan Company                                      955        25,021
         + Stericycle, Inc.                                  3,492       163,949
           Sterling Bancorp                                  1,400        42,840
           Sterling Bancshares, Inc.                         5,313       101,903
           Sterling Financial Corporation                    2,000        46,300
         + Steve Madden, Ltd.                                2,591        47,338
         + Stewart & Stevenson Services, Inc.                6,324       208,692
         + Stewart Enterprises, Inc. (Class A)              22,988       167,812
         + Stewart Information Services Corporation          2,522        49,154
         + Stillwater Mining Company                         9,225       269,831
         + Stone Energy Corporation                          5,119       226,772
         + Stoneridge, Inc.                                  2,387        25,660
           Storage USA, Inc.                                 4,080       146,880
         + Stratos Lightwave, Inc.                          14,506       188,578
           Strayer Education, Inc.                           1,681        81,949
           The Stride Rite Corporation                      10,070        85,595
         + Structural Dynamics Research Corporation          7,906       193,697
           The Student Loan Corporation                        996        69,471
           Sturm, Ruger & Company, Inc.                      4,715        46,207
           Suffolk Bancorp                                   1,100        49,302
         + Suiza Foods Corporation                           6,096       323,698
           Summit Properties Inc.                            5,765       154,675
           Sun Communities, Inc.                             3,628       128,250
         + Sunrise Assisted Living, Inc.                     4,628       121,485
         + Sunrise Telecom Incorporated                      3,000        17,850
         + SuperGen, Inc.                                    4,768        70,233
         + Superior Energy Services, Inc.                   10,389        82,073
           Superior Industries International, Inc.           4,529       173,461
         + Supertex, Inc.                                    1,919        23,680
         + Support.com, Inc.                                 3,900        25,155
         + SureBeam Corporation (Class A)                    2,200        37,664
         + SurModics, Inc.                                   2,967       174,460
           Susquehanna Bancshares, Inc.                      8,623       175,478
         + Swift Energy Company                              5,451       164,239
         + Swift Transportation Co., Inc.                   11,143       214,614
         + Sybron Dental Specialties, Inc.                   7,700       157,773
         + Sykes Enterprises, Incorporated                   6,368        70,048
         + Sylvan Learning System, Inc.                      7,186       174,620
         + SymmetriCom, Inc.                                 6,411        93,857
         + Symyx Technologies                                5,738       150,852
         + Syncor International Corporation                  5,106       158,286
         + Synplicity, Inc.                                  1,900        19,019
         + Syntel, Inc.                                        883         6,799
         + Syntroleum Corporation                            5,187        47,150
         + Systems & Computer Technology Corporation         7,079        64,065
           TALX Corporation                                  2,200        87,890
         + TBC Corporation                                   2,500        23,950
         + TETRA Technologies, Inc.                          3,400        83,130
         + THQ Inc.                                          5,066       259,683
         + TRC Companies, Inc.                               1,500        60,255
         + TTM Technologies, Inc.                            1,700        14,960
         + Take-Two Interactive Software, Inc.               7,984       148,103
           Tanger Factory Outlet Centers, Inc.               1,948        44,804
         + Tanox, Inc.                                       5,300       167,215
         + Targeted Genetics Corporation                     8,626        56,069
           Taubman Centers, Inc.                             6,907        96,698
         + Techne Corporation                                9,900       321,750
           Technitrol, Inc.                                  6,687       173,862
           Tecumseh Products Company (Class A)               3,744       185,328
         + Tejon Ranch Co.                                   1,115        30,384
         + Teledyne Technologies Incorporated                7,174       109,045
         + TeleTech Holdings, Inc.                           8,500        76,415
         + Telik, Inc.                                       5,200        51,220
           Tennant Company                                   2,216        88,640
         + Terayon Communication Systems, Inc.              16,500       100,980
         + Terex Corporation                                 5,743       121,752
         + Terra Industries, Inc.                            6,100        23,790
         + Terremark Worldwide, Inc.                        31,751        48,579
         + Tesoro Petroleum Corporation                      7,465        94,059
         + Tetra Tech, Inc.                                  9,130       248,336
         + Texas Biotechnology Corporation                   9,196        77,062
           Texas Industries, Inc.                            4,963       170,678
           Texas Regional Bancshares, Inc. (Class A)         3,635       146,454
         + Theragenics Corporation                           8,118        90,678
         + Therma-Wave Inc.                                  4,339        82,745
         + Thermo Fibertek Inc.                              1,350         3,915
         + Third Wave Technologies                             900         9,297
           Thomas & Betts Corporation                       13,900       306,773
           Thomas Industries Inc.                            3,099        91,421
           Thor Industries, Inc.                             1,551        51,136
         + Thoratec Laboratories Corporation                 7,347       114,246
           Thornburg Mortgage, Inc.                          4,200        65,142
         + Three-Five Systems, Inc.                          4,656        83,715
           The Timken Company                               11,917       201,874
         + The Titan Corporation                            11,400       261,060
         + Titan Pharmaceuticals, Inc.                       5,949       178,529
         + Titanium Metals Corporation                       3,700        37,000
         + TiVo Inc.                                         5,394        29,667
         + Toll Brothers, Inc.                               5,593       219,861
         + Tollgrade Communications, Inc.                    3,241        92,369
         + Tom Brown, Inc.                                   8,588       206,112
           Tompkins Trustco, Inc.                            1,200        47,400
         + Too Inc.                                          6,952       190,485
         + The Topps Company, Inc.                          10,618       124,124
           The Toro Company                                  3,035       136,423
         + Tower Automotive, Inc.                            9,105        93,326
           Town & Country Trust                              3,414        69,646
         + Tradestation Group Inc.                           2,600        13,780
         + Trammell Crow Company                             5,076        56,090
         + Trans World Entertainment Corporation             6,435        61,197
         + Transaction Systems Architects, Inc.
              (Class A)                                      8,499       131,735
         + Transgenomic, Inc.                                3,600        68,400
         + Transkaryotic Therapies, Inc.                     5,114       150,607
         + TransMontaigne Inc.                               5,985        34,713
         + TranSwitch Corporation                           19,200       206,400
           Tredegar Corporation                              3,851        73,747
         + Trendwest Resorts, Inc.                             895        20,943
         + Trex Company, Inc.                                1,409        27,123
         + Triad Guaranty Inc.                               1,576        63,040
         + Triangle Pharmaceuticals, Inc.                    6,406        29,980
         + Triarc Companies, Inc.                            3,120        81,744
         + Trico Marine Services, Inc.                       5,923        63,021
         + Trikon Technologies, Inc.                         1,600        22,400
         + Trimble Navigation Limited                        5,838       113,783
         + Trimeris, Inc.                                    4,046       202,583
           Trinity Industries, Inc.                          8,880       182,040
         + Tripath Technology Inc.                           2,700        23,868
         + TriQuint Semiconductor, Inc.                     19,300       434,250
         + Triumph Group, Inc.                               4,135       202,615
         + The TriZetto Group, Inc.                          4,508        41,699
         + TriPath Imaging, Inc.                             6,500        64,415
         + Tropical Sportswear Int'l Corporation               400         8,324
           Troy Financial Corporation                          200         3,652
           The Trust Company of New Jersey                   4,080       138,720
           TrustCo Bank Corp NY                             13,650       182,228
           Tucker Anthony Sutro Corporation                  4,113        90,486
         + Tuesday Morning Corporation                       1,972        26,129
         + Tularik Inc.                                      4,095       105,774
           Tupperware Corporation                           12,547       293,976
         + Turnstone Systems, Inc.                           8,700        60,900
         + Tweeter Home Entertainment Group, Inc.            4,030       142,259
         + U.S. Concrete, Inc.                               2,400        19,128


                                     30 & 31

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

         Master Small Cap Index Series (continued)
         =======================================================================
                                                            Shares
         Issue                                               Held        Value
================================================================================
Common   + U.S. Industries, Inc.                            17,139  $     70,270
Stocks   + U.S. Physical Therapy, Inc.                       1,650        26,351
(con-      U.S. Restaurant Properties, Inc.                  3,200        47,776
cluded)  + U.S.B. Holding Co., Inc.                          2,602        39,681
         + UCAR International Inc.                           9,844       117,636
           UCBH Holdings, Inc.                               4,992       151,507
           UGI Corporation                                   6,487       175,149
         + UICI                                              9,185       117,109
           UIL Holdings Corporation                          3,123       151,747
           UMB Financial Corporation                         3,501       150,543
           UNB Corp.                                         3,400        62,900
         + UNOVA, Inc.                                      10,610        72,997
         + URS Corporation                                   3,598        97,146
         + US Oncology, Inc.                                22,725       202,025
         + US Unwired Inc. (Class A)                         8,200        87,002
         + USEC Inc.                                        18,259       153,923
           USFreightways Corporation                         6,313       186,234
         + USG Corporation                                  11,700        49,374
         + USinternetworking, Inc.                           4,300         5,160
         + UbiquiTel Inc.                                    8,900        67,640
         + Ulticom, Inc.                                     1,940        65,572
         + Ultimate Electronics, Inc.                        2,357        76,414
         + Ultratech Stepper, Inc.                           5,190       133,123
           Umpqua Holdings Corporation                       4,700        60,207
         + Unifi, Inc.                                      12,135       103,148
           UniFirst Corporation                              1,100        20,900
         + Unigraphics Solution Inc.                         1,483        47,085
         + Uniroyal Technology Corporation                   3,273        27,821
           UniSource Energy Corporation                      7,844       180,177
         + Unit Corporation                                  7,708       122,172
         + United Auto Group, Inc.                           1,231        21,543
           United Bankshares, Inc.                           9,993       267,812
           United Community Financial Corp.                  7,908        68,800
           United Dominion Realty Trust, Inc.               24,376       349,796
           United Fire & Casualty Company                    1,000        29,220
           United Industrial Corporation                     2,000        33,500
           United National Bancorp                           3,091        70,104
         + United Natural Foods, Inc.                        2,774        58,115
         + United Stationers, Inc.                           7,479       236,037
         + United Television, Inc.                             811       102,186
         + United Therapeutics Corporation                   3,577        47,753
         + UnitedGlobalCom Inc. (Class A)                   18,000       155,700
         + Universal Access, Inc.                            8,541        52,954
         + Universal American Financial Corp.                7,500        46,575
         + Universal Compression Holdings, Inc.              2,026        57,538
           Universal Corporation                             6,551       259,813
         + Universal Display Corporation                     2,907        56,977
         + Universal Electronics Inc.                        4,042        72,756
           Universal Forest Products, Inc.                   2,134        48,015
           Universal Health Realty Income Trust              2,900        62,640
         + Urban Outfitters, Inc.                              700         7,518
         + UroCor, Inc.                                      2,900        45,385
         + Urologix, Inc.                                    3,100        56,761
         + V.I. Technologies, Inc.                             400         5,140
         + VA Linux Systems, Inc.                            4,700        16,450
         + VISX, Incorporated                               12,165       235,393
         + Vail Resorts, Inc.                                1,864        34,857
         + Valence Technology, Inc.                          6,852        44,058
         + Valentis, Inc.                                    6,886        43,038
           Valhi, Inc.                                       1,722        22,300
           Valmont Industries, Inc.                          2,958        53,836
         + Value City Department Stores, Inc.                2,592        29,808
           Value Line, Inc.                                    400        16,888
         + ValueVision International, Inc. (Class A)         6,074       132,110
         + Vans, Inc.                                        4,283       100,651
         + Varian Inc.                                       7,459       240,926
         + Varian Semiconductor Equipment Associates, Inc.   7,786       327,012
         + Vasomedical, Inc.                                12,195        52,682
         + VaxGen, Inc.                                      2,432        46,208
         + Vastera, Inc.                                     3,700        52,540
           Vector Group Ltd.                                 2,965        94,732
         + Veeco Instruments Inc.                            5,935       235,916
         + Ventana Medical Systems, Inc.                     2,480        78,120
           Ventas, Inc.                                     14,553       159,355
         + Ventiv Health, Inc.                               4,413        91,084
         + Veritas DGC Inc.                                  7,564       209,901
         + Verity, Inc.                                      7,216       143,959
         + Versicor, Inc.                                    4,000        50,160
         + VerticalNet, Inc.                                13,300        33,117
           Vesta Insurance Group, Inc.                       7,200        78,840
         + ViaSat, Inc.                                      3,670        87,640
         + Viasystems Group, Inc.                           13,073        39,350
         + Vical Incorporated                                4,570        63,889
         + Vicor Corporation                                 4,796        78,175
         + VidaMed, Inc.                                     9,800        59,290
         + Viewpoint Corporation                             7,741        65,799
           Vintage Petroleum, Inc.                          11,683       218,472
         + Vion Pharmaceuticals, Inc.                        5,100        44,982
         + Virage Logic Corporation                          1,500        23,235
         + Virata Corporation                               11,000       130,350
         + ViroPharma Incorporated                           4,000       136,000
         + Visual Networks, Inc.                             8,286        72,503
           Vital Signs, Inc.                                 1,454        48,055
         + Vitria Technology, Inc.                          14,700        50,568
         + Volt Information Sciences, Inc.                   1,559        27,283
         + Vysis, Inc.                                       1,100        27,720
           W Holding Company, Inc.                           5,685        73,905
           WD-40 Company                                     3,723        97,170
         + WESCO International, Inc.                         3,958        36,018
         + WFS Financial Inc.                                2,082        64,022
           WGL Holdings Inc.                                11,167       302,737
         + W-H Energy Services, Inc.                         5,000        95,000
         + WJ Communications, Inc.                           1,900         8,835
         + WMS Industries Inc.                               4,411       141,902
           WPS Resources Corporation                         6,341       223,520
           WSFS Financial Corporation                        2,900        49,880
           Wabash National Corporation                       5,566        67,349
           Wabtec Corporation                                5,841        87,615
         + The Wackenhut Corporation (Class A)               2,906        50,129
         + Wackenhut Corrections Corporation                 1,100        14,410
           Wallace Computer Services, Inc.                   9,141       151,192
           Walter Industries, Inc.                           7,219        85,906
           Washington Real Estate Investment Trust           7,965       188,293
           Washington Trust Bancorp, Inc.                    2,200        48,422
         + Waste Connections, Inc.                           6,865       247,140
         + WatchGuard Technologies, Inc.                     6,059        62,105
           Watsco, Inc.                                      4,037        56,922
         + Watson Wyatt & Company Holdings                   2,700        63,126
           Watts Industries, Inc. (Class A)                  3,720        63,054
           Wausau--Mosinee Paper Corporation                11,166       143,930
         + Wave Systems Corp. (Class A)                     11,983        64,349
           Waypoint Financial Corp.                          7,200        90,360
         + WebEx Communications, Inc.                        4,400       117,304
         + webMethods, Inc.                                  5,200       110,136
         + Websense, Inc.                                    4,525        90,500
           Weingarten Realty Investors                       6,760       296,426
           Wellman, Inc.                                     7,177       128,468
           Werner Enterprises, Inc.                          6,690       162,233
           WesBanco, Inc.                                    3,963        99,432
           West Coast Bancorp                                2,700        34,209
           West Pharmaceutical Services, Inc.                2,422        65,394
           Westamerica Bancorporation                        8,156       320,123
           Westcorp                                          2,141        45,389
         + Western Digital Corporation                      42,641       168,432
           Western Gas Resources, Inc.                       4,713       153,644
         + Western Multiplex Corporation (Class A)           9,100        62,517
           WestPoint Stevens Inc.                            5,600         7,616
         + Westport Resources Corporation                    5,200       109,200
         + The Wet Seal, Inc. (Class A)                      2,700        93,447
           Whitney Holding Corporation                       6,320       296,408
         + Wild Oats Markets, Inc.                           4,882        50,822
         + Wilson Greatbatch Technologies, Inc.              1,400        40,600
         + Wilsons The Leather Experts Inc.                  3,231        59,935
           Winnebago Industries, Inc.                        3,514       108,056
           Winston Hotels, Inc.                              4,700        49,209
           Wintrust Financial Corporation                    2,200        54,670
         + Wireless Facilities, Inc.                         6,600        42,900
         + Wisconsin Central Transportation Corporation     10,732       179,546
         + Wit Soundview Group, Inc.                        13,972        25,569
         + Witness Systems, Inc.                             2,000        21,980
           Wolverine Tube, Inc.                              1,891        31,334
         + Wolverine World Wide, Inc.                       10,857       194,015
           Woodhead Industries, Inc.                         2,111        35,887
           Woodward Governor Company                         1,893       159,675
         + World Acceptance Corporation                      1,200        11,052
         + World Wrestling Federation Entertainment, Inc.    2,767        38,185
           Worthington Industries, Inc.                     16,181       220,062
         + Wyndham International, Inc.                      32,161        80,403
           X-Rite, Incorporated                              3,417        30,206
         + XM Satellite Radio Holdings Inc. (Class A)        3,707        60,053
         + XO Communications, Inc. (Class A)                65,500       125,760
         + XTRA Corporation                                  2,559       126,926
         + Xanser Corporation                                4,600        33,718
         + Xicor, Inc.                                       6,100        67,527
         + Xybernaut Corporation                            13,074        62,755
         + The Yankee Candle Company, Inc.                   2,983        56,647
         + Yellow Corporation                                5,921       112,381
           York International Corporation                    9,239       323,550
         + Young Broadcasting Inc. (Class A)                 3,492       117,261
         + Zale Corporation                                  7,872       265,286
         + Zebra Technologies Corporation (Class A)          6,377       313,238
           Zenith National Insurance Corp.                   1,637        44,199
         + ZixIt Corporation                                 3,543        32,418
         + Zoll Medical Corporation                          2,572        70,601
         + Zomax Incorporated                                6,864        61,158
         + Zoran Corporation                                 4,525       134,483
         + Zygo Corporation                                  3,095        68,864
           ---------------------------------------------------------------------
           Total Common Stocks (Cost--$196,063,964)--91.3%           201,604,161
================================================================================



                                     32 & 33

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

              Master Small Cap Index Series (concluded)
              =================================================================================
SHORT-TERM     Face
OBLIGATIONS   Amount                           Issue                                  Value
===============================================================================================
Commercial    $10,003,000   Citicorp, 4.10% due 7/02/2001                          $ 10,000,722
Paper*          2,000,000   General Electric Capital Corp., 4.10% due 7/02/2001       1,999,544
               10,648,000   General Motors Acceptance Corp., 4.13% due 7/02/2001     10,645,557
===============================================================================================
              Total Short-Term Obligations (Cost--$22,645,823)--10.3%                22,645,823
===============================================================================================
              Total Investments (Cost--$218,709,787)--101.5%                        224,249,984

              Variation Margin on Financial Futures Contracts**--0.2%                   467,522

              Liabilities in Excess of Other Assets--(1.7%)                          (3,885,260)
                                                                                   ------------
              Net Assets--100.0%                                                   $220,832,246
                                                                                   ============
===============================================================================================

 * Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.

**    Financial futures contracts purchased as of June 30, 2001 were as follows:
      --------------------------------------------------------------------------
      Number of                                   Expiration
      Contracts            Issue                     Date               Value
      --------------------------------------------------------------------------
         86            Russell 2000             September 2001       $21,951,500
      --------------------------------------------------------------------------
      (Total Contract Price--$21,606,346)                            $21,951,500
                                                                     ===========
      --------------------------------------------------------------------------

 +    Non-income producing security.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
SMALL CAP
INDEX SERIES         As of June 30, 2001
=========================================================================================================
Assets:              Investments, at value (identified cost--$218,709,787)                   $224,249,984
                     Cash on deposit for financial futures contracts .....                      2,037,000
                     Receivables:
                        Securities sold ..................................   $ 55,103,863
                        Contributions ....................................        746,748
                        Variation margin .................................        467,522
                        Dividends ........................................        189,561
                        Investment adviser ...............................          7,310      56,515,004
                                                                             ------------
                     Prepaid expenses and other assets ...................                        136,250
                                                                                             ------------
                     Total assets ........................................                    282,938,238
                                                                                             ------------
=========================================================================================================
Liabilities:         Payables:
                        Securities purchased .............................     59,961,866
                        Withdrawals ......................................      1,786,317      61,748,183
                                                                             ------------
                     Accrued expenses and other liabilities ..............                        357,809
                                                                                             ------------
                     Total liabilities ...................................                     62,105,992
                                                                                             ------------
=========================================================================================================
Net Assets:          Net assets ..........................................                   $220,832,246
                                                                                             ============
=========================================================================================================
Net Assets           Partners' capital ...................................                   $214,946,895
Consist of:          Unrealized appreciation on investments--net .........                      5,885,351
                                                                                             ------------
                     Net assets ..........................................                   $220,832,246
                                                                                             ============
=========================================================================================================

See Notes to Financial Statements

STATEMENT OF OPERATIONS

MASTER
SMALL CAP
INDEX SERIES         For the Six Months Ended June 30, 2001
=========================================================================================================
Investment Income:   Dividends (net of $869 foreign withholding tax) .....                   $  1,179,354
                     Interest and discount earned ........................                        408,780
                                                                                             ------------
                     Total income ........................................                      1,588,134
                                                                                             ------------
=========================================================================================================
Expenses:            Professional fees ...................................   $     45,061
                     Custodian fees ......................................         34,851
                     Accounting services .................................         31,705
                     Investment advisory fees ............................         10,157
                     Trustees' fees and expenses .........................          1,773
                     Printing and shareholder reports ....................             79
                     Other ...............................................          1,325
                                                                             ------------
                     Total expenses before reimbursement .................        124,951
                     Reimbursement of expenses ...........................        (12,580)
                                                                             ------------
                     Total expenses after reimbursement ..................                        112,371
                                                                                             ------------
                     Investment income--net ..............................                      1,475,763
                                                                                             ------------
=========================================================================================================
Realized &           Realized gain from investments--net .................                      1,317,933
Unrealized           Change in unrealized appreciation/depreciation
Gain on                on investments--net ...............................                     11,971,156
Investments--Net:                                                                            ------------
                     Net Increase in Net Assets Resulting from Operations                    $ 14,764,852
                                                                                             ============
=========================================================================================================

See Notes to Financial Statements.


                                     34 & 35

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            For the Six     For the
MASTER                                                                                     Months Ended    Year Ended
SMALL CAP                                                                                    June 30,     December 31,
INDEX SERIES          Increase (Decrease) in Net Assets:                                       2001           2000
=======================================================================================================================
Operations:           Investment income--net ...........................................   $  1,475,763   $   2,865,223
                      Realized gain on investments--net ................................      1,317,933       9,314,776
                      Change in unrealized appreciation/depreciation on investments--net     11,971,156     (18,718,547)
                                                                                           ------------   -------------
                      Net increase (decrease) in net assets resulting from operations ..     14,764,852      (6,538,548)
                                                                                           ------------   -------------
=======================================================================================================================
Net Capital           Increase in net assets derived from net capital contributions ....     36,823,562      60,983,219
Contributions:                                                                             ------------   -------------

=======================================================================================================================
Net Assets:           Total increase in net assets .....................................     51,588,414      54,444,671
                      Beginning of period ..............................................    169,243,832     114,799,161
                                                                                           ------------   -------------
                      End of period* ...................................................   $220,832,246   $ 169,243,832
                                                                                           ============   =============
=======================================================================================================================
                    * Undistributed investment income--net .............................   $  7,935,467   $   6,459,704
                                                                                           ============   =============
=======================================================================================================================

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                For the Six            For the Year          For the Period
MASTER             The following ratios have been derived      Months Ended         Ended December 31,        April 9, 1997+
SMALL CAP          from information provided in the              June 30,    ------------------------------- to December 31,
INDEX SERIES       financial statements.                           2001        2000        1999        1998       1997
============================================================================================================================
Ratios to Average  Expenses, net of reimbursement .........          .11%*       .09%        .14%       .17%       .18%*
Net Assets:                                                      ========    ========    ========    =======    =======
                   Expenses ...............................          .12%*       .13%        .17%       .28%       .29%*
                                                                 ========    ========    ========    =======    =======
                   Investment income--net .................         1.45%*      1.90%       1.83%      1.46%      1.78%*
                                                                 ========    ========    ========    =======    =======
============================================================================================================================
Supplemental       Net assets, end of period (in thousands)      $220,832    $169,244    $114,799    $83,831    $95,745
Data:                                                            ========    ========    ========    =======    =======
                   Portfolio turnover .....................        34.23%      50.51%      51.20%     48.16%     16.45%
                                                                 ========    ========    ========    =======    =======
============================================================================================================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER SMALL CAP INDEX SERIES

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent


                                     36 & 37

                               Merrill Lynch Small Cap Index Fund, June 30, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Security loans--The Series receives compensation in the form of fees, or it retains a portion of the interest on the investment of any cash received as collateral. The Series also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Series.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the six months ended June 30, 2001, FAM earned fees of $10,157, all of which were waived. FAM also reimbursed the Series for additional expenses of $2,423.

Merrill Lynch Trust Company, an indirect, wholly-owned Subsidiary of ML & Co., is the Series' Custodian.

Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the six months ended June 30, 2001, the Series reimbursed FAM an aggregate of $11,035 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were $91,871,345 and $63,312,010, respectively.

Net realized gains for the six months ended June 30, 2001 and net unrealized gains as of June 30, 2001 were as follows:

--------------------------------------------------------------------------------
                                                    Realized          Unrealized
                                                      Gains              Gains
--------------------------------------------------------------------------------
Long-term investments ....................         $  685,644         $5,540,197
Financial futures contracts ..............            632,289            345,154
                                                   ----------         ----------
Total ....................................         $1,317,933         $5,885,351
                                                   ==========         ==========
--------------------------------------------------------------------------------

As of June 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $5,540,197, of which $25,396,861 related to appreciated securities and $19,856,664 related to depreciated securities. At June 30, 2001, the aggregate cost of investments for Federal income tax purposes was $218,709,787.

4. Short-Term Borrowings:

On December 1, 2000, the Series, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the facility during the six months ended June 30, 2001.


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This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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